UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Dynamic Asset Allocation Growth Fund

Semiannual report
3 | 31 | 23

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PAEAX

Putnam Dynamic
Asset Allocation
Growth Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 9, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Dynamic Asset Allocation Growth Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/22	1.03%	1.78%	1.78%	0.65%	1.28%	0.79%	0.69%	0.78%
Annualized expense ratio
for the six-month period
ended 3/31/23	1.05%	1.80%	1.80%	0.66%	1.30%	0.80%	0.70%	0.80%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.59	$9.57	$9.57	$3.52	$6.92	$4.26	$3.73	$4.26
Ending value (after expenses)	$1,136.60	$1,131.60	$1,132.70	$1,138.30	$1,134.50	$1,137.70	$1,138.30	$1,137.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Dynamic Asset Allocation Growth Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.29	$9.05	$9.05	$3.33	$6.54	$4.03	$3.53	$4.03
Ending value (after expenses)	$1,019.70	$1,015.96	$1,015.96	$1,021.64	$1,018.45	$1,020.94	$1,021.44	$1,020.94

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Dynamic Asset Allocation Growth Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Dynamic Asset Allocation Growth Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Dynamic Asset Allocation Growth Fund

The fund’s portfolio 3/31/23 (Unaudited)

COMMON STOCKS (79.1%)*	Shares	Value
Basic materials (3.8%)
AdvanSix, Inc.	7,856	$300,649
Alcoa Corp.	17,334	737,735
American Vanguard Corp.	5,037	110,210
American Woodmark Corp. †	1,887	98,256
Andersons, Inc. (The)	2,311	95,491
Anglo American PLC (London Exchange) (United Kingdom)	105,813	3,502,146
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	18,902	624,418
Archer-Daniels-Midland Co.	8,400	669,144
Arcosa, Inc.	1,728	109,054
Ashland Global Holdings, Inc.	6,700	688,157
Atkore, Inc. †	5,099	716,308
BHP Group, Ltd. (ASE Exchange) (Australia)	186,838	5,926,101
BHP Group, Ltd. (London Exchange) (Australia)	9,859	311,974
BlueScope Steel, Ltd. (Australia)	85,200	1,154,476
Boise Cascade Co.	9,166	579,750
CF Industries Holdings, Inc.	43,424	3,147,806
Clearwater Paper Corp. †	4,007	133,914
Codexis, Inc. †	41,768	172,920
Compagnie de Saint-Gobain (France)	42,392	2,413,703
Constellium SE (France) †	37,571	574,085
Corteva, Inc.	139,238	8,397,444
CRH PLC (Ireland)	179,920	9,092,813
Dow, Inc.	14,188	777,786
DuPont de Nemours, Inc.	46,727	3,353,597
Eastman Chemical Co.	25,267	2,131,019
Eiffage SA (France)	11,364	1,230,153
Freeport-McMoRan, Inc. (Indonesia)	159,675	6,532,304
Glencore PLC (United Kingdom)	292,510	1,682,548
Hansol Chemical Co., Ltd. (South Korea)	3,490	646,867
Holcim AG (Switzerland)	11,556	745,443
Innospec, Inc.	3,378	346,819
LightWave Logic, Inc. †	28,585	149,500
Linde PLC	8,691	3,089,129
Minerals Technologies, Inc.	1,727	104,345
Misumi Group, Inc. (Japan)	8,000	201,269
Mueller Industries, Inc.	8,400	617,232
Nucor Corp.	4,900	756,903
NV5 Global, Inc. †	898	93,365
OCI NV (Netherlands)	22,067	749,084
Olin Corp.	13,284	737,262
Orion Engineered Carbons SA (Luxembourg)	6,604	172,298
PotlatchDeltic Corp. R	11,220	555,390
PPG Industries, Inc.	24,274	3,242,521
Rayonier Advanced Materials, Inc. †	22,738	142,567
Reliance Steel & Aluminum Co.	3,200	821,568
Rio Tinto PLC (United Kingdom)	25,952	1,758,900
Sealed Air Corp.	13,592	624,009
Sherwin-Williams Co. (The)	15,823	3,556,536

Dynamic Asset Allocation Growth Fund 7

COMMON STOCKS (79.1%)* cont.	Shares	Value
Basic materials cont.
Shin-Etsu Chemical Co., Ltd. (Japan)	93,000	$3,016,414
Simpson Manufacturing Co., Inc.	2,071	227,064
South32, Ltd. (Australia)	186,631	553,536
Standex International Corp.	1,654	202,516
Sterling Construction Co., Inc. †	8,119	307,548
TopBuild Corp. †	4,700	978,258
Tronox Holdings PLC Class A	34,960	502,725
Tutor Perini Corp. †	8,863	54,685
UFP Industries, Inc.	8,556	679,945
Vale Indonesia Tbk PT (Indonesia) †	821,400	365,040
WestRock Co.	20,622	628,352
Weyerhaeuser Co. R	49,146	1,480,769
Yara International ASA (Norway)	21,557	938,548
		84,310,368
Capital goods (3.7%)
Aerojet Rocketdyne Holdings, Inc. †	7,661	430,318
Aeva Technologies, Inc. †	83,401	99,247
Albany International Corp. Class A	1,428	127,606
Allegion PLC (Ireland)	6,000	640,380
Allison Transmission Holdings, Inc.	14,000	633,360
American Axle & Manufacturing Holdings, Inc. †	49,912	389,813
Applied Industrial Technologies, Inc.	1,323	188,038
Aptiv PLC †	6,900	774,111
ASSA ABLOY AB Class B (Sweden)	24,174	580,414
Astec Industries, Inc.	2,403	99,124
Astronics Corp. †	6,888	92,024
BAE Systems PLC (United Kingdom)	217,606	2,638,039
Ball Corp.	35,711	1,968,033
Barnes Group, Inc.	2,912	117,295
Belden, Inc.	2,857	247,902
Boeing Co. (The) †	3,300	701,019
Carrier Global Corp.	18,155	830,591
Caterpillar, Inc.	8,000	1,830,720
CTS Corp.	2,067	102,234
Cummins, Inc.	2,563	612,249
Dassault Aviation SA (France)	3,269	647,512
Deere & Co.	1,700	701,896
Eaton Corp. PLC	3,885	665,656
Emerson Electric Co.	8,500	740,690
Encore Wire Corp.	2,034	376,961
ESCO Technologies, Inc.	1,737	165,797
Fortive Corp.	64,441	4,392,943
Franklin Electric Co., Inc.	1,315	123,742
GEA Group AG (Germany)	19,509	887,748
General Dynamics Corp.	32,300	7,371,183
Gentherm, Inc. †	1,577	95,282
GrafTech International, Ltd.	77,790	378,059
HEICO Corp.	4,401	752,747
Heritage-Crystal Clean, Inc. †	3,968	141,300

8 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Capital goods cont.
Hillenbrand, Inc.	4,070	$193,447
Honeywell International, Inc.	21,612	4,130,485
Ingersoll Rand, Inc.	59,195	3,443,965
ITT, Inc.	7,379	636,808
Johnson Controls International PLC	129,050	7,771,391
KEI Industries, Ltd. (India)	48,514	1,004,667
Legrand SA (France)	26,069	2,384,514
LKQ Corp.	12,000	681,120
Lockheed Martin Corp.	1,400	661,822
Mitsubishi Heavy Industries, Ltd. (Japan)	45,200	1,666,669
Moog, Inc. Class A	4,382	441,487
MRC Global, Inc. †	14,561	141,533
MYR Group, Inc. †	1,234	155,496
Nordson Corp.	2,900	644,554
Northrop Grumman Corp.	9,862	4,553,483
O-I Glass, Inc. †	27,689	628,817
Otis Worldwide Corp.	8,700	734,280
Parker Hannifin Corp.	1,737	583,823
Prysmian SpA (Italy)	50,549	2,128,228
Raytheon Technologies Corp.	51,345	5,028,216
Republic Services, Inc.	5,500	743,710
Rheinmetall AG (Germany)	9,660	2,869,655
Ryerson Holding Corp.	13,966	508,083
Shyft Group, Inc. (The)	4,237	96,392
Spirax-Sarco Engineering PLC (United Kingdom)	8,080	1,185,768
Stoneridge, Inc. †	3,060	57,222
Terex Corp.	11,660	564,111
Tetra Tech, Inc.	4,757	698,851
Textron, Inc.	17,100	1,207,773
Titan International, Inc. †	10,901	114,242
Titan Machinery, Inc. †	4,851	147,713
TransDigm Group, Inc.	4,533	3,341,048
Waste Connections, Inc.	14,935	2,077,010
Waste Management, Inc.	4,800	783,216
Watts Water Technologies, Inc. Class A	779	131,121
Zurn Water Solutions Corp.	19,559	417,780
		83,102,533
Communication services (1.8%)
Altice USA, Inc. Class A †	110,800	378,936
American Tower Corp. R	44,921	9,179,157
AT&T, Inc.	259,177	4,989,157
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	217,096	295,958
Cambium Networks Corp. †	4,942	87,572
Charter Communications, Inc. Class A †	7,956	2,845,145
Comcast Corp. Class A	97,516	3,696,832
Crown Castle, Inc. R	5,100	682,584
EchoStar Corp. Class A †	13,342	244,025
KDDI Corp. (Japan)	78,200	2,414,935
Liberty Latin America, Ltd. Class C (Chile) †	51,157	422,557

Dynamic Asset Allocation Growth Fund 9

COMMON STOCKS (79.1%)* cont.	Shares	Value
Communication services cont.
Liberty Media Corp.-SiriusXM Series A †	20,700	$581,463
Samsung SDI Co., Ltd. (South Korea)	3,177	1,810,704
SBA Communications Corp. R	2,600	678,782
T-Mobile US, Inc. †	35,579	5,153,263
Telstra Group, Ltd. (Australia)	613,457	1,732,936
Verizon Communications, Inc.	136,715	5,316,846
		40,510,852
Communications equipment (—%)
arista Networks, Inc. †	5,200	872,872
Viavi Solutions, Inc. †	9,496	102,842
		975,714
Computers (5.6%)
A10 Networks, Inc.	28,865	447,119
Accton Technology Corp. (Taiwan)	77,000	814,913
Adeia, Inc.	27,497	243,623
Agilysys, Inc. †	3,387	279,461
Apple, Inc.	511,452	84,338,435
Avid Technology, Inc. †	14,117	451,462
Calix, Inc. †	5,544	297,103
Cisco Systems, Inc./Delaware	150,800	7,883,070
CommVault Systems, Inc. †	8,907	505,383
Dropbox, Inc. Class A †	33,467	723,557
Enfusion, Inc. Class A †	10,380	108,990
Extreme Networks, Inc. †	31,225	597,022
Fortinet, Inc. †	11,720	778,911
Fujitsu, Ltd. (Japan)	17,400	2,351,872
MongoDB, Inc. †	17,828	4,156,063
MSCI, Inc.	6,640	3,716,342
NetApp, Inc.	10,900	695,965
NetScout Systems, Inc. †	3,966	113,626
OneSpan, Inc. †	7,244	126,770
PDF Solutions, Inc. †	2,862	121,349
Phreesia, Inc. †	9,941	320,995
Pure Storage, Inc. Class A †	21,786	555,761
Qualys, Inc. †	4,627	601,603
Rapid7, Inc. †	13,680	628,049
RingCentral, Inc. Class A †	19,300	591,931
Smartsheet, Inc. Class A †	23,949	1,144,762
Snowflake, Inc. Class A †	4,351	671,316
Super Micro Computer, Inc. †	6,315	672,863
Synopsys, Inc. †	24,400	9,424,500
Vimeo, Inc. †	45,049	172,538
Yext, Inc. †	29,972	288,031
Zscaler, Inc. †	5,400	630,882
		124,454,267
Conglomerates (0.7%)
3M Co.	5,912	621,410
AMETEK, Inc.	31,650	4,599,695
General Electric Co.	8,800	841,280

10 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Conglomerates cont.
Marubeni Corp. (Japan)	178,600	$2,427,805
Mitsubishi Corp. (Japan)	104,800	3,767,787
Mitsui & Co., Ltd. (Japan)	83,700	2,608,506
SPX Technologies, Inc. †	4,284	302,365
		15,168,848
Consumer cyclicals (11.7%)
AAON, Inc.	1,015	98,140
ADT, Inc.	72,400	523,452
Amazon.com, Inc. †	279,467	28,866,146
Aristocrat Leisure, Ltd. (Australia)	90,535	2,263,879
Arrowhead Pharmaceuticals, Inc. †	13,729	348,717
Asics Corp. (Japan)	42,000	1,194,368
Automatic Data Processing, Inc.	2,800	623,364
Autonation, Inc. †	4,800	644,928
AutoZone, Inc. †	2,800	6,882,820
Bandai Namco Holdings, Inc. (Japan)	99,600	2,145,158
Barrett Business Services, Inc.	1,121	99,365
Bath & Body Works, Inc.	16,500	603,570
Beazer Homes USA, Inc. †	10,857	172,409
BJ’s Wholesale Club Holdings, Inc. †	28,167	2,142,664
Bluegreen Vacations Holding Corp.	3,768	103,168
BlueLinx Holdings, Inc. †	2,819	191,579
Booking Holdings, Inc. †	5,546	14,710,266
Booz Allen Hamilton Holding Corp.	7,200	667,368
Boyd Gaming Corp.	11,700	750,204
Buckle, Inc. (The)	3,146	112,281
BYD Co., Ltd. Class H (China)	57,000	1,674,827
Caleres, Inc.	15,741	340,478
Capri Holdings, Ltd. †	14,100	662,700
Casey’S General Stores, Inc.	1,600	346,336
Centre Testing International Group Co., Ltd. Class A (China)	273,769	817,786
Cintas Corp.	4,576	2,117,224
Compass Group PLC (United Kingdom)	84,252	2,118,426
CoStar Group, Inc. †	31,710	2,183,234
Crocs, Inc. †	1,787	225,948
Dillard’s, Inc. Class A	1,710	526,133
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany) †	3,613	462,408
Expedia Group, Inc. †	54,864	5,323,454
Experian PLC (United Kingdom)	98,875	3,254,491
FactSet Research Systems, Inc.	1,789	742,596
Foot Locker, Inc.	3,092	122,721
Ford Motor Co.	55,014	693,176
Forrester Research, Inc. †	1,353	43,770
Franklin Covey Co. †	2,094	80,556
Gartner, Inc. †	15,841	5,160,523
General Motors Co.	221,897	8,139,182
Genuine Parts Co.	3,900	652,509
GMS, Inc. †	7,222	418,082
Golden Entertainment, Inc. †	4,878	212,242

Dynamic Asset Allocation Growth Fund 11

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Goodyear Tire & Rubber Co. (The) †	8,886	$97,924
Group 1 Automotive, Inc.	662	149,890
H World Group, Ltd. ADR (China)	31,186	1,527,490
Hermes International (France)	1,502	3,042,468
Hilton Worldwide Holdings, Inc.	20,939	2,949,677
Home Depot, Inc. (The)	7,945	2,344,728
Hovnanian Enterprises, Inc. Class A †	2,128	144,364
Huron Consulting Group, Inc. †	1,175	94,435
iHeartMedia, Inc. Class A †	12,085	47,132
Indian Hotels Co., Ltd. (India)	341,992	1,350,848
Industria de Diseno Textil SA (Spain)	79,433	2,667,587
InterContinental Hotels Group PLC (United Kingdom)	37,637	2,473,067
International Game Technology PLC	22,240	596,032
Jardine Matheson Holdings, Ltd. (Hong Kong)	10,500	511,495
JD Sports Fashion PLC (United Kingdom)	1,560,090	3,434,881
Kontoor Brands, Inc.	2,766	133,847
La Francaise des Jeux SAEM (France)	8,544	356,207
Laureate Education, Inc.	40,146	472,117
Li Ning Co., Ltd. (China)	185,500	1,462,144
Light & Wonder, Inc. †	12,338	740,897
Live Nation Entertainment, Inc. †	29,073	2,035,110
LiveRamp Holdings, Inc. †	24,400	535,092
Lojas Renner SA (Brazil)	104,700	342,290
Lowe’s Cos., Inc.	3,496	699,095
Lululemon Athletica, Inc. (Canada) †	10,791	3,929,974
LVMH Moet Hennessy Louis Vuitton SA (France)	12,326	11,296,258
M/I Homes, Inc. †	1,685	106,307
Macy’s, Inc.	33,600	587,664
Marriott International, Inc./MD Class A	4,600	763,784
Masonite International Corp. †	1,709	155,126
Mastercard, Inc. Class A	22,907	8,324,633
MasterCraft Boat Holdings, Inc. †	4,321	131,488
Medifast, Inc.	951	98,590
Modine Manufacturing Co. †	21,273	490,343
Moncler SpA (Italy)	18,230	1,260,045
Movado Group, Inc.	3,242	93,272
Murphy USA, Inc.	434	111,994
NeoGames SA (Israel) †	4,073	61,910
New York Times Co. (The) Class A	16,588	644,941
Nike, Inc. Class B	40,454	4,961,279
Nintendo Co., Ltd. (Japan)	62,100	2,407,336
NVR, Inc. †	165	919,411
O’Reilly Automotive, Inc. †	7,888	6,696,755
Owens Corning	7,600	728,080
Oxford Industries, Inc.	1,321	139,484
Pan Pacific International Holdings Corp. (Japan)	112,700	2,180,920
Pandora A/S (Denmark)	14,281	1,368,612
PayPal Holdings, Inc. †	25,600	1,944,064
PGT Innovations, Inc. †	4,896	122,939

12 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Pitney Bowes, Inc.	62,743	$244,070
Porsche Automobil Holding SE (Preference) (Germany)	7,048	404,499
PRADA SpA (Italy)	269,700	1,915,724
PROG Holdings, Inc. †	4,224	100,489
Publicis Groupe SA (France)	15,500	1,210,948
PulteGroup, Inc.	92,117	5,368,579
Rational AG (Germany)	379	253,664
RE/MAX Holdings, Inc. Class A	5,624	105,506
Red Rock Resorts, Inc. Class A	13,100	583,867
Ryman Hospitality Properties, Inc. R	7,832	702,765
Scholastic Corp.	1,322	45,239
Shenzhou International Group Holdings, Ltd. (China)	130,500	1,362,831
Signet Jewelers, Ltd.	8,120	631,574
Sinclair Broadcast Group, Inc. Class A	5,988	102,754
Skyline Champion Corp. †	9,114	685,646
Sony Group Corp. (Japan)	30,900	2,809,250
SP Plus Corp. †	3,018	103,487
Stellantis NV (Italy)	146,266	2,661,198
StoneCo., Ltd. Class A (Brazil) †	41,738	398,181
Tapestry, Inc.	17,900	771,669
Target Corp.	16,989	2,813,888
TechnoPro Holdings, Inc. (Japan)	41,600	1,152,974
Tesla, Inc. †	70,574	14,641,282
Thomson Reuters Corp. (Canada)	15,581	2,027,202
TJX Cos., Inc. (The)	9,000	705,240
Toast, Inc. Class A †	34,800	617,700
Toll Brothers, Inc.	21,078	1,265,312
Trade Desk, Inc. (The) Class A †	19,400	1,181,654
TRI Pointe Homes, Inc. †	22,826	577,954
TuSimple Holdings, Inc. Class A †	98,463	144,741
United Rentals, Inc.	8,916	3,528,596
Universal Music Group NV (Netherlands)	242,689	6,134,941
Verisk Analytics, Inc.	33,300	6,388,938
Vista Outdoor, Inc. †	7,185	199,096
Visteon Corp. †	4,087	640,964
Volkswagen AG (Preference) (Germany)	16,803	2,292,843
WalMart de Mexico (Walmex) SAB de CV (Mexico)	578,540	2,311,592
Walmart, Inc.	56,935	8,395,066
Walt Disney Co. (The) †	7,135	714,428
Warner Bros Discovery, Inc. †	42,557	642,611
Wolters Kluwer NV (Netherlands)	27,570	3,479,031
Worldline SA/France (France) †	62,489	2,655,740
Wyndham Hotels & Resorts, Inc.	9,400	637,790
		260,808,197
Consumer staples (6.8%)
A-Mark Precious Metals, Inc.	4,820	167,013
ACCO Brands Corp.	18,611	99,011
Airbnb, Inc. Class A †	7,599	945,316
Albertsons Cos., Inc. Class A	30,300	629,634

Dynamic Asset Allocation Growth Fund 13

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer staples cont.
Asahi Group Holdings, Ltd. (Japan)	89,900	$3,346,977
Bloomin’ Brands, Inc.	6,228	159,748
Brink’s Co. (The)	7,223	482,496
British American Tobacco PLC (United Kingdom)	6,297	220,677
Cal-Maine Foods, Inc.	1,787	108,810
Cargurus, Inc. †	20,212	377,560
Carlsberg A/S Class B (Denmark)	2,060	318,518
China Mengniu Dairy Co., Ltd. (China)	260,000	1,066,242
Chipotle Mexican Grill, Inc. †	1,910	3,262,834
CK Hutchison Holdings, Ltd. (Hong Kong)	729,000	4,526,683
Coca-Cola Co. (The)	260,272	16,144,672
Coca-Cola Consolidated, Inc.	1,064	569,325
Coca-Cola Europacific Partners PLC (Spain)	63,809	3,776,855
Coca-Cola HBC AG (Italy)	45,208	1,236,670
Coles Group, Ltd. (Australia)	117,217	1,413,305
Colgate-Palmolive Co.	8,758	658,164
Conagra Brands, Inc.	18,800	706,128
CoreCivic, Inc. †	24,393	224,416
Costco Wholesale Corp.	13,316	6,616,321
Dave & Buster’s Entertainment, Inc. †	4,948	182,037
Diageo PLC (United Kingdom)	103,898	4,637,007
Dino Polska SA (Poland) †	9,845	892,144
DoorDash, Inc. Class A †	11,200	711,872
Estee Lauder Cos., Inc. (The) Class A	11,622	2,864,358
EverQuote, Inc. Class A †	14,527	201,925
First Watch Restaurant Group, Inc. †	12,435	199,706
Heidrick & Struggles International, Inc.	6,402	194,365
Hershey Co. (The)	19,928	5,069,883
Hostess Brands, Inc. †	17,060	424,453
Hudson Technologies, Inc. †	11,734	102,438
Imperial Brands PLC (United Kingdom)	97,290	2,237,392
Ingles Markets, Inc. Class A	2,541	225,387
Insperity, Inc.	803	97,605
Inter Parfums, Inc.	2,206	313,781
ITOCHU Corp. (Japan)	108,700	3,539,596
Itron, Inc. †	10,293	570,747
JD.com, Inc. Class A (China)	23,220	508,905
John B. Sanfilippo & Son, Inc.	1,387	134,428
Kerry Group PLC Class A (Ireland)	16,346	1,629,031
Kesko Oyj Class B (Finland)	24,820	533,843
Keurig Dr Pepper, Inc.	84,245	2,972,164
Kforce, Inc.	3,460	218,810
Koninklijke Ahold Delhaize NV (Netherlands)	75,481	2,581,861
Korn Ferry	9,661	499,860
Kraft Heinz Co. (The)	17,100	661,257
L’Oreal SA (France)	8,145	3,644,089
ManpowerGroup, Inc.	7,600	627,228
McDonald’s Corp.	2,215	619,336
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	22,900	952,269

14 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer staples cont.
MercadoLibre, Inc. (Brazil) †	957	$1,261,383
Mondelez International, Inc. Class A	9,900	690,228
Nestle SA (Switzerland)	52,934	6,462,014
Netflix, Inc. †	10,913	3,770,223
PepsiCo, Inc.	13,000	2,369,900
Perdoceo Education Corp. †	23,990	322,186
Philip Morris International, Inc.	111,616	10,854,656
Pinduoduo, Inc. ADR (China) †	13,792	1,046,813
Primo Water Corp.	25,044	384,425
Procter & Gamble Co. (The)	111,230	16,538,789
Recruit Holdings Co., Ltd. (Japan)	83,100	2,303,332
Resideo Technologies, Inc. †	6,393	116,864
Resources Connection, Inc.	5,771	98,453
Sally Beauty Holdings, Inc. †	32,434	505,322
Shoprite Holdings, Ltd. (South Africa)	74,700	932,520
Simply Good Foods Co. (The) †	10,074	400,643
Sodexo SA (France)	7,440	726,843
Sumber Alfaria Trijaya Tbk PT (Indonesia)	4,068,800	782,735
TriNet Group, Inc. †	7,038	567,333
Uber Technologies, Inc. †	235,551	7,466,967
Udemy, Inc. †	10,455	92,318
Ulta Beauty, Inc. †	1,500	818,505
Unilever PLC (United Kingdom)	55,248	2,862,279
United Natural Foods, Inc. †	7,445	196,176
US Foods Holding Corp. †	9,400	347,236
USANA Health Sciences, Inc. †	1,918	120,642
Vector Group, Ltd.	15,968	191,776
Veritiv Corp.	3,487	471,233
Wendy’s Co. (The)	15,000	326,700
WH Group, Ltd. (Hong Kong)	1,132,500	673,121
Yakult Honsha Co., Ltd. (Japan)	27,200	1,977,431
		150,784,198
Electronics (4.1%)
Advanced Micro Devices, Inc. †	45,189	4,428,974
Agilent Technologies, Inc.	5,489	759,348
Allied Motion Technologies, Inc.	2,449	94,654
Ambarella, Inc. †	1,686	130,530
Broadcom, Inc.	13,134	8,425,986
CEVA, Inc. †	4,401	133,922
E Ink Holdings, Inc. (Taiwan)	73,000	447,112
Enovix Corp. †	10,731	159,999
Hamamatsu Photonics KK (Japan)	12,700	685,553
Hoya Corp. (Japan)	49,000	5,418,577
Keysight Technologies, Inc. †	4,500	726,660
Lattice Semiconductor Corp. †	28,071	2,680,781
MinebeaMitsumi, Inc. (Japan)	88,800	1,695,319
Murata Manufacturing Co., Ltd. (Japan)	25,100	1,532,703
nVent Electric PLC (United Kingdom)	16,800	721,392
NVIDIA Corp.	101,153	28,097,269

Dynamic Asset Allocation Growth Fund 15

COMMON STOCKS (79.1%)* cont.	Shares	Value
Electronics cont.
NXP Semiconductors NV	8,922	$1,663,730
Qualcomm, Inc.	120,811	15,413,067
Rambus, Inc. †	14,739	755,521
Samsung Electronics Co., Ltd. (South Korea)	89,014	4,414,054
Shenzhen Inovance Technology Co., Ltd. Class A (China)	70,450	721,950
Sinbon Electronics Co., Ltd. (Taiwan)	121,000	1,363,360
STMicroelectronics NV (France)	50,444	2,698,560
Synaptics, Inc. †	2,422	269,205
TDK Corp. (Japan)	58,100	2,085,070
Thales SA (France)	29,778	4,402,368
Trimble Inc. †	5,700	298,794
TTM Technologies, Inc. †	3,728	50,291
Vishay Intertechnology, Inc.	5,784	130,834
Vontier Corp.	59,240	1,619,622
		92,025,205
Energy (3.8%)
Alpha Metallurgical Resources, Inc.	3,691	575,796
APA Corp.	18,507	667,362
Arch Resources, Inc.	2,334	306,828
BP PLC (United Kingdom)	954,715	6,044,245
California Resources Corp.	11,719	451,182
Cheniere Energy, Inc.	29,700	4,680,720
Chevron Corp.	4,649	758,531
Chord Energy Corp.	4,013	540,150
Comstock Resources, Inc.	8,936	96,419
ConocoPhillips	53,781	5,335,613
CONSOL Energy, Inc.	5,547	323,224
Delek US Holdings, Inc.	21,344	489,845
Energy Vault Holdings, Inc. †	46,125	98,708
Enphase Energy, Inc. †	3,300	693,924
Equinor ASA (Norway)	67,950	1,932,442
Exxon Mobil Corp.	200,474	21,983,979
Golar LNG, Ltd. (Norway) †	21,677	468,223
Marathon Oil Corp.	165,506	3,965,524
Marathon Petroleum Corp.	52,686	7,103,653
Nabors Industries, Ltd. †	1,700	207,247
NexTier Oilfield Solutions, Inc. †	15,395	122,390
NOW, Inc. †	33,052	368,530
Occidental Petroleum Corp.	11,350	708,581
OMV AG (Austria)	11,853	542,852
Par Pacific Holdings, Inc. †	4,185	122,202
PBF Energy, Inc. Class A	16,049	695,885
PetroChina Co., Ltd. Class H (China)	2,262,000	1,341,841
Range Resources Corp.	27,100	717,337
Reliance Industries, Ltd. (India)	70,962	2,017,200
Repsol SA (Spain)	144,913	2,230,697
Schlumberger, Ltd.	12,400	608,840
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	152,668	4,388,719
Shell PLC (London Exchange) (United Kingdom)	125,224	3,585,875

16 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Energy cont.
SM Energy Co.	14,895	$419,443
SunCoke Energy, Inc.	21,221	190,565
Talos Energy, Inc. †	24,076	357,288
Targa Resources Corp.	9,300	678,435
Thermon Group Holdings, Inc. †	7,074	176,284
TotalEnergies SE (France)	42,012	2,478,824
US Silica Holdings, Inc. †	37,077	442,699
Valero Energy Corp.	34,921	4,874,972
Warrior Met Coal, Inc.	15,509	569,335
Weatherford International PLC †	11,197	664,542
		85,026,951
Financials (11.3%)
3i Group PLC (United Kingdom)	109,751	2,288,496
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	318,299	865,253
Affiliated Managers Group, Inc.	4,300	612,406
AIA Group, Ltd. (Hong Kong)	141,200	1,483,642
Alexander & Baldwin, Inc. R	13,034	246,473
Alinma Bank (Saudi Arabia)	190,157	1,496,342
Allianz SE (Germany)	4,614	1,065,105
Ally Financial, Inc.	25,100	639,799
Amalgamated Financial Corp.	9,394	166,180
American Assets Trust, Inc. R	3,025	56,235
American Equity Investment Life Holding Co.	3,578	130,561
American Express Co.	7,054	1,163,557
American Financial Group, Inc.	5,050	613,575
American International Group, Inc.	162,365	8,176,701
Ameriprise Financial, Inc.	11,500	3,524,750
Ameris Bancorp	2,483	90,828
AMERISAFE, Inc.	2,238	109,550
Anywhere Real Estate, Inc. †	38,859	205,176
Apollo Global Management, Inc.	39,691	2,506,884
Apple Hospitality REIT, Inc. R	15,293	237,347
Argo Group International Holdings, Ltd. (Bermuda)	4,903	143,609
Armada Hoffler Properties, Inc. R	8,183	96,641
Associated Banc-Corp.	4,920	88,462
Assured Guaranty, Ltd.	44,056	2,214,695
AvalonBay Communities, Inc. R	3,700	621,822
Aviva PLC (United Kingdom)	242,775	1,213,499
AXA SA (France)	230,087	7,035,331
Axos Financial, Inc. †	14,556	537,408
B3 SA — Brasil Bolsa Balcao (Brazil)	179,400	366,343
BancFirst Corp.	1,106	91,909
Banco Bilbao Vizcaya Argentaria SA (Spain)	280,638	2,004,944
Bank Central Asia Tbk PT (Indonesia)	1,637,800	956,967
Bank Leumi Le-Israel BM (Israel)	207,292	1,567,683
Bank Mandiri Persero Tbk PT (Indonesia)	1,986,000	1,365,391
Bank of America Corp.	218,163	6,239,462
Bank of Ireland Group PLC (Ireland)	385,502	3,900,951
Bank of New York Mellon Corp. (The)	13,800	627,072

Dynamic Asset Allocation Growth Fund 17

COMMON STOCKS (79.1%)* cont.	Shares	Value
Financials cont.
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	5,392	$145,584
Banner Corp.	9,929	539,840
Barclays PLC (United Kingdom)	430,150	776,645
Berkshire Hathaway, Inc. Class B †	10,670	3,294,576
BGC Partners, Inc. Class A	75,954	397,239
BrightSpire Capital, Inc. R	16,402	96,772
Brixmor Property Group, Inc. R	57,451	1,236,346
Brown & Brown, Inc.	11,500	660,330
Camden Property Trust R	5,400	566,136
Capital One Financial Corp.	47,830	4,599,333
Carlyle Group, Inc. (The)	90,923	2,824,068
Cathay General Bancorp	13,061	450,866
CBRE Group, Inc. Class A †	8,800	640,728
Central Pacific Financial Corp.	4,877	87,298
Charles Schwab Corp. (The)	70,723	3,704,470
Chubb, Ltd.	3,556	690,504
Citigroup, Inc.	265,779	12,462,377
City Office REIT, Inc. (Canada) R	15,294	105,529
CK Asset Holdings, Ltd. (Hong Kong)	241,418	1,462,591
CNB Financial Corp./PA	2,041	39,187
CNO Financial Group, Inc.	26,354	584,795
Columbia Banking System, Inc.	21,567	461,965
Comerica, Inc.	9,200	399,464
ConnectOne Bancorp, Inc.	5,063	89,514
Corebridge Financial, Inc.	38,200	611,964
Corporate Office Properties Trust R	4,354	103,233
Cushman & Wakefield PLC †	28,783	303,373
Customers Bancorp, Inc. †	11,247	208,294
DBS Group Holdings, Ltd. (Singapore)	223,000	5,542,043
Deutsche Boerse AG (Germany)	12,420	2,417,199
Discover Financial Services	43,663	4,315,651
DNB Bank ASA (Norway)	146,759	2,632,459
Eagle Bancorp, Inc.	2,557	85,583
East West Bancorp, Inc.	8,700	482,850
Employers Holdings, Inc.	2,992	124,736
Enova International, Inc. †	3,177	141,154
Enstar Group, Ltd. †	1,780	412,586
Enterprise Financial Services Corp.	1,058	47,176
Equitable Holdings, Inc.	107,895	2,739,454
Equity Lifestyle Properties, Inc. R	9,687	650,288
Equity Residential R	11,100	666,000
Essent Group, Ltd.	15,903	636,915
Essential Properties Realty Trust, Inc. R	4,357	108,271
Eurazeo SE (France)	3,997	284,761
Fifth Third Bancorp	19,300	514,152
First BanCorp/Puerto Rico (Puerto Rico)	48,766	556,908
First Commonwealth Financial Corp.	7,770	96,581
First Financial Corp./IN	2,615	98,010
First Foundation, Inc.	6,621	49,326

18 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Financials cont.
Fulton Financial Corp.	21,113	$291,782
Gaming and Leisure Properties, Inc. R	81,531	4,244,504
Genworth Financial, Inc. Class A †	116,060	582,621
Gjensidige Forsikring ASA (Norway)	13,024	213,435
Goldman Sachs Group, Inc. (The)	28,867	9,442,684
Goodman Group (Australia) R	151,232	1,923,387
Granite Point Mortgage Trust, Inc. R	19,765	98,034
Grupo Financiero Banorte SAB de CV Class O (Mexico)	269,762	2,271,270
Hana Financial Group, Inc. (South Korea)	33,753	1,061,384
Hancock Whitney Corp.	12,617	459,259
Hanmi Financial Corp.	6,486	120,445
Healthpeak Properties, Inc. R	110,800	2,434,276
Heartland Financial USA, Inc.	8,365	320,881
Heritage Commerce Corp.	10,845	90,339
Hersha Hospitality Trust Class A R	15,219	102,272
Hilltop Holdings, Inc.	3,999	118,650
HomeStreet, Inc.	4,914	88,403
Hope Bancorp, Inc.	26,826	263,431
Horace Mann Educators Corp.	10,384	347,656
ICICI Bank, Ltd. (India)	377,656	4,050,066
Independent Bank Corp./MI	5,319	94,519
Intercontinental Exchange, Inc.	6,900	719,601
International Bancshares Corp.	2,792	119,553
Investor AB Class B (Sweden)	138,960	2,768,225
Israel Discount Bank, Ltd. Class A (Israel)	129,426	636,637
Jackson Financial, Inc. Class A	16,053	600,543
Japan Exchange Group, Inc. (Japan)	168,500	2,570,907
Japan Post Holdings Co., Ltd. (Japan)	286,600	2,332,007
Jones Lang LaSalle, Inc. †	3,957	575,704
JPMorgan Chase & Co.	123,291	16,066,050
Julius Baer Group, Ltd. (Switzerland)	27,066	1,853,192
KB Financial Group, Inc. (South Korea)	20,799	763,947
Kennedy-Wilson Holdings, Inc.	25,387	421,170
KeyCorp	31,287	391,713
Ladder Capital Corp. R	9,998	94,481
Life Storage, Inc. R	5,777	757,307
Lloyds Banking Group PLC (United Kingdom)	4,456,225	2,628,930
London Stock Exchange Group PLC (United Kingdom)	31,363	3,047,989
Marcus & Millichap, Inc.	6,677	214,398
Marsh & McLennan Cos., Inc.	4,200	699,510
MetLife, Inc.	88,900	5,150,866
MFA Financial, Inc. R	9,461	93,853
MGIC Investment Corp.	71,051	953,504
Midland States Bancorp, Inc.	4,173	89,386
Mitsubishi Estate Co., Ltd. (Japan)	162,300	1,937,688
Mitsubishi UFJ Financial Group, Inc. (Japan)	661,000	4,241,110
Mizrahi Tefahot Bank, Ltd. (Israel)	20,999	658,945
Mr. Cooper Group, Inc. †	13,076	535,724
Nasdaq, Inc.	12,000	656,040

Dynamic Asset Allocation Growth Fund 19

COMMON STOCKS (79.1%)* cont.	Shares	Value
Financials cont.
National Australia Bank, Ltd. (Australia)	138,888	$2,578,316
National Bank Holdings Corp. Class A	3,022	101,116
National Health Investors, Inc. R	2,159	111,361
National Retail Properties, Inc.	15,000	662,250
Navient Corp.	32,454	518,939
NBT Bancorp, Inc.	2,803	94,489
NN Group NV (Netherlands)	5,453	197,848
Nomura Real Estate Holdings, Inc. (Japan)	27,300	604,508
Nordea Bank ABP (Finland)	171,596	1,831,355
OceanFirst Financial Corp.	4,775	88,242
OFG Bancorp (Puerto Rico)	7,022	175,129
Outfront Media, Inc. R	30,408	493,522
Partners Group Holding AG (Switzerland)	889	838,181
Pathward Financial, Inc.	8,512	353,163
Peapack-Gladstone Financial Corp.	3,322	98,398
PennyMac Financial Services, Inc.	6,657	396,824
Phoenix Mills, Ltd. (The) (India)	34,212	541,955
Piedmont Office Realty Trust, Inc. Class A R	21,407	156,271
Ping An Insurance Group Co. of China, Ltd. Class H (China)	210,000	1,361,085
Piper Sandler Cos.	641	88,849
PNC Financial Services Group, Inc. (The)	30,445	3,869,560
Popular, Inc. (Puerto Rico)	9,800	562,618
Preferred Bank/Los Angeles CA	1,782	97,671
ProAssurance Corp.	5,690	105,151
Prologis, Inc. R	5,957	743,255
Prudential PLC (United Kingdom)	297,262	4,065,442
Public Storage R	2,500	755,350
QCR Holdings, Inc.	2,083	91,465
Regency Centers Corp. R	10,900	666,862
Reinsurance Group of America, Inc.	4,846	643,355
Retail Opportunity Investments Corp. R	25,834	360,643
RMR Group, Inc. (The) Class A	3,613	94,805
S&T Bancorp, Inc.	3,634	114,289
Safehold, Inc. R	3,851	113,096
Sampo Oyj Class A (Finland)	45,258	2,134,894
SEI Investments Co.	5,700	328,035
Sekisui Chemical Co., Ltd. (Japan)	26,400	374,502
Simon Property Group, Inc. R	18,746	2,098,990
SITE Centers Corp. R	8,399	103,140
SLM Corp.	48,313	598,598
SouthState Corp.	3,491	248,769
STAG Industrial, Inc. R	13,050	441,351
Star Holdings †	3,682	64,030
State Street Corp.	21,365	1,617,117
StoneX Group, Inc. †	5,199	538,252
Sunstone Hotel Investors, Inc. R	51,083	504,700
Synchrony Financial	19,522	567,700
Taylor Morrison Home Corp. †	17,024	651,338
Terreno Realty Corp. R	1,544	99,742

20 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Financials cont.
TPG RE Finance Trust, Inc. R	15,886	$115,332
TrustCo Bank Corp. NY	2,794	89,240
UBS Group AG (Switzerland)	142,545	3,010,002
UMB Financial Corp.	6,728	388,340
Universal Insurance Holdings, Inc.	5,486	99,955
Unum Group	16,617	657,369
Urban Edge Properties R	6,648	100,119
Vicinity, Ltd. (Australia) R	555,901	728,086
Virtu Financial, Inc. Class A	36,500	689,850
Virtus Investment Partners, Inc.	1,461	278,160
Visa, Inc. Class A	32,908	7,419,438
Vornado Realty Trust R	87,957	1,351,899
W.R. Berkley Corp.	9,732	605,914
Washington Federal, Inc.	7,544	227,225
Wells Fargo & Co.	133,917	5,005,817
WesBanco, Inc.	6,987	214,501
Wintrust Financial Corp.	3,543	258,462
Zurich Insurance Group AG (Switzerland)	2,076	993,347
		251,274,028
Health care (10.8%)
2seventy bio, Inc. †	10,235	104,397
Abbott Laboratories	141,566	14,334,973
AbbVie, Inc.	43,121	6,872,194
ACADIA Pharmaceuticals, Inc. †	7,054	132,756
Adaptive Biotechnologies Corp. †	54,626	482,348
Agenus, Inc. †	89,115	135,455
Alkermes PLC †	21,967	619,250
Allscripts Healthcare Solutions, Inc. †	30,764	401,470
AmerisourceBergen Corp.	4,304	689,113
Amgen, Inc.	2,725	658,769
AMN Healthcare Services, Inc. †	5,572	462,253
Amylyx Pharmaceuticals, Inc. †	13,076	383,650
AngioDynamics, Inc. †	8,336	86,194
Apollo Hospitals Enterprise, Ltd. (India)	20,349	1,069,717
Arcellx, Inc. †	14,459	445,482
AstraZeneca PLC (United Kingdom)	68,684	9,533,345
AstraZeneca PLC (Rights) (United Kingdom) F	3,617	11,068
AstraZeneca PLC ADR (United Kingdom)	69,184	4,802,061
AtriCure, Inc. †	2,973	123,231
Avanos Medical, Inc. †	8,601	255,794
Bio-Rad Laboratories, Inc. Class A †	2,168	1,038,515
BioCryst Pharmaceuticals, Inc. †	10,780	89,905
Biohaven, Ltd. †	6,986	95,429
bioMerieux (France)	4,389	463,066
Boston Scientific Corp. †	15,702	785,571
BridgeBio Pharma, Inc. †	13,276	220,116
Bristol-Myers Squibb Co.	87,543	6,067,605
Cardinal Health, Inc.	8,836	667,118
Castle Biosciences, Inc. †	3,751	85,223

Dynamic Asset Allocation Growth Fund 21

COMMON STOCKS (79.1%)* cont.	Shares	Value
Health care cont.
Catalyst Pharmaceuticals, Inc. †	6,759	$112,064
Chugai Pharmaceutical Co., Ltd. (Japan)	29,500	729,139
Cigna Corp.	25,214	6,442,933
Cogent Biosciences, Inc. †	8,713	94,013
Computer Programs and Systems, Inc. †	3,362	101,532
Corcept Therapeutics, Inc. †	4,991	108,105
CVS Health Corp.	103,395	7,683,282
Daiichi Sankyo Co., Ltd. (Japan)	44,700	1,631,401
Danaher Corp.	25,319	6,381,400
Dexcom, Inc. †	21,804	2,533,189
Dyne Therapeutics, Inc. †	10,046	115,730
Edwards Lifesciences Corp. †	9,099	752,760
Elevance Health, Inc.	15,375	7,069,579
Eli Lilly and Co.	47,737	16,393,840
Enanta Pharmaceuticals, Inc. †	8,372	338,564
Exelixis, Inc. †	40,300	782,223
FibroGen, Inc. †	26,239	489,620
Fulgent Genetics, Inc. †	7,259	226,626
GE HealthCare Technologies, Inc. †	4,866	399,158
Geron Corp. †	45,487	98,707
Ginkgo Bioworks Holdings, Inc. †	413,900	550,487
Glaukos Corp. †	2,908	145,691
GlaxoSmithKline PLC (United Kingdom)	129,097	2,302,493
HCA Healthcare, Inc.	12,247	3,229,289
Hologic, Inc. †	9,200	742,440
Humana, Inc.	8,643	4,195,831
IDEXX Laboratories, Inc. †	3,002	1,501,240
IGM Biosciences, Inc. †	5,742	78,895
Illumina, Inc. †	1,609	374,173
ImmunoGen, Inc. †	54,042	207,521
Inari Medical, Inc. †	1,685	104,032
Incyte Corp. †	28,291	2,044,591
Inspire Medical Systems, Inc. †	3,053	714,616
Intercept Pharmaceuticals, Inc. †	35,394	475,341
Intuitive Surgical, Inc. †	7,945	2,029,709
Ipsen SA (France)	5,698	628,053
IQVIA Holdings, Inc. †	12,404	2,467,031
IVERIC bio, Inc. †	6,046	147,099
Johnson & Johnson	14,492	2,246,260
Karuna Therapeutics, Inc. †	3,346	607,767
Karyopharm Therapeutics, Inc. †	32,780	127,514
Keros Therapeutics, Inc. †	2,204	94,111
Kiniksa Pharmaceuticals, Ltd. Class A †	11,272	121,287
Lantheus Holdings, Inc. †	8,624	711,997
LivaNova PLC (United Kingdom) †	9,280	404,422
Lonza Group AG (Switzerland)	2,299	1,382,768
Max Healthcare Institute, Ltd. (India) †	205,169	1,103,523
McKesson Corp.	17,120	6,095,576
Medpace Holdings, Inc. †	741	139,345

22 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Health care cont.
Medtronic PLC	23,600	$1,902,632
Merck & Co., Inc.	172,907	18,395,575
Merck KGaA (Germany)	31,587	5,872,667
Mettler-Toledo International, Inc. †	400	612,084
Molina Healthcare, Inc. †	2,200	588,478
NextGen Healthcare, Inc. †	14,821	258,034
NGM Biopharmaceuticals, Inc. †	12,313	50,237
Novartis AG (Switzerland)	54,017	4,959,024
Novo Nordisk A/S Class B (Denmark)	59,081	9,375,717
Olympus Corp. (Japan)	71,900	1,262,711
Ono Pharmaceutical Co., Ltd. (Japan)	56,300	1,174,556
Option Care Health, Inc. †	18,982	603,058
Orthofix Medical, Inc. (Netherlands) †	6,208	103,984
Pacific Biosciences of California, Inc. †	11,306	130,923
Pfizer, Inc.	102,726	4,191,221
Provention Bio, Inc. †	4,328	104,305
PTC Therapeutics, Inc. †	13,259	642,266
RadNet, Inc. †	7,201	180,241
RAPT Therapeutics, Inc. †	5,819	106,779
Regeneron Pharmaceuticals, Inc. †	9,542	7,840,376
Rigel Pharmaceuticals, Inc. †	70,859	93,534
Roche Holding AG (Switzerland)	11,752	3,363,274
Sabra Health Care REIT, Inc. R	25,758	296,217
Sanofi (France)	64,893	7,066,987
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	20,500	934,304
Sonic Healthcare, Ltd. (Australia)	66,340	1,550,665
Sonova Holding AG (Switzerland)	5,045	1,487,687
STAAR Surgical Co. †	7,112	454,812
Sun Pharmaceutical Industries, Ltd. (India)	60,955	730,249
Sutro Biopharma, Inc. †	18,921	87,415
Teladoc Health, Inc. †	23,300	603,470
Thermo Fisher Scientific, Inc.	8,978	5,174,650
TransMedics Group, Inc. †	7,405	560,781
UnitedHealth Group, Inc.	22,752	10,752,368
Vertex Pharmaceuticals, Inc. †	27,600	8,695,932
Vir Biotechnology, Inc. †	20,396	474,615
Waters Corp. †	2,100	650,223
Xencor, Inc. †	3,188	88,913
		239,993,999
Miscellaneous (—%)
Hangzhou Tigermed Consulting Co., Ltd. Class H (China)	91,200	859,193
		859,193
Semiconductor (1.0%)
Applied Materials, Inc.	32,476	3,989,027
ASML Holding NV (Netherlands)	3,222	2,201,576
Axcelis Technologies, Inc. †	4,954	660,121
Faraday Technology Corp. (Taiwan)	133,000	867,701
KLA Corp.	2,483	991,139
Lam Research Corp.	1,823	966,409

Dynamic Asset Allocation Growth Fund 23

COMMON STOCKS (79.1%)* cont.	Shares	Value
Semiconductor cont.
LEENO Industrial, Inc. (South Korea)	1,238	$137,492
MaxLinear, Inc. Class A †	15,952	561,670
Renesas Electronics Corp. (Japan) †	168,100	2,440,590
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	521,350	9,236,170
		22,051,895
Software (5.6%)
Adobe, Inc. †	19,674	7,581,769
American Software, Inc./GA Class A	5,866	73,970
Appian Corp. †	2,265	100,521
Atlassian Corp. Class A †	13,800	2,362,146
Autodesk, Inc. †	3,800	791,008
Cadence Design Systems, Inc. †	72,136	15,155,053
Dassault Systemes SE (France)	31,092	1,284,098
Domo, Inc. Class B †	27,527	390,608
Intapp, Inc. †	9,668	433,513
Intuit, Inc.	11,637	5,188,124
Manhattan Associates, Inc. †	4,600	712,310
Microsoft Corp.	244,012	70,348,660
Okta, Inc. †	9,100	784,784
Oracle Corp.	106,824	9,926,086
PROS Holdings, Inc. †	9,482	259,807
ROBLOX Corp. Class A †	23,400	1,052,532
Square Enix Holdings Co., Ltd. (Japan)	30,500	1,465,548
Squarespace, Inc. Class A †	16,329	518,772
Tata Consultancy Services, Ltd. (India)	57,272	2,243,103
TIS, Inc. (Japan)	45,600	1,205,330
Totvs SA (Brazil)	179,755	998,708
Wix.com, Ltd. (Israel) †	21,500	2,145,700
Workday, Inc. Class A †	3,600	743,544
		125,765,694
Technology services (5.1%)
Accenture PLC Class A	48,882	13,970,964
Alibaba Group Holding, Ltd. (China) †	162,856	2,071,155
Alphabet, Inc. Class A †	260,373	27,008,491
Alphabet, Inc. Class C †	135,080	14,048,320
Capgemini SE (France)	12,691	2,360,603
CSG Systems International, Inc.	7,345	394,427
DocuSign, Inc. †	14,610	851,763
eBay, Inc.	144,542	6,413,329
Fair Isaac Corp. †	1,079	758,203
GoDaddy, Inc. Class A †	8,600	668,392
HealthStream, Inc. †	5,002	135,554
Leidos Holdings, Inc.	18,442	1,697,771
Meituan Class B (China) †	103,641	1,882,496
Meta Platforms, Inc. Class A †	109,623	23,233,498
Palo Alto Networks, Inc. †	31,184	6,228,692
Persistent Systems, Ltd. (India)	10,045	565,431
Pinterest, Inc. Class A †	25,600	698,112
Roku, Inc. †	9,700	638,454

24 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Technology services cont.
Salesforce, Inc. †	17,129	$3,422,032
Spotify Technology SA (Sweden) †	8,223	1,098,757
Tencent Holdings, Ltd. (China)	113,111	5,526,982
Zebra Technologies Corp. Class A †	2,605	828,390
		114,501,816
Transportation (1.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	146	264,585
ArcBest Corp.	3,544	327,536
Ardmore Shipping Corp. (Ireland)	9,981	148,417
Arlo Technologies, Inc. †	26,815	162,499
Canadian National Railway Co. (Canada)	25,423	2,999,782
Canadian Pacific Railway, Ltd. (Canada)	20,981	1,614,278
Copa Holdings SA Class A (Panama) †	11,505	1,062,487
Covenant Logistics Group, Inc.	3,858	136,650
CSX Corp.	170,300	5,098,782
Daseke, Inc. †	13,566	104,865
Delta Air Lines, Inc. †	19,700	687,924
Deutsche Lufthansa AG (Germany) †	56,820	632,201
Deutsche Post AG (Germany)	55,108	2,574,109
Dorian LPG, Ltd.	10,881	216,967
Hub Group, Inc. Class A †	4,698	394,350
International Container Terminal Services, Inc. (Philippines)	328,440	1,290,333
Kongsberg Gruppen ASA (Norway)	6,473	261,437
Matson, Inc.	6,981	416,556
Nippon Yusen (Japan)	44,400	1,037,507
Qantas Airways, Ltd. (voting rights) (Australia) †	332,444	1,476,868
Safe Bulkers, Inc. (Monaco)	26,432	97,534
Scorpio Tankers, Inc.	6,775	381,500
SITC International Holdings Co., Ltd. (Hong Kong)	57,000	122,503
Southwest Airlines Co.	100,932	3,284,327
Teekay Corp. (Bermuda) †	22,693	140,243
Union Pacific Corp.	26,060	5,244,835
United Parcel Service, Inc. Class B	3,934	763,157
		30,942,232
Utilities and power (1.9%)
AES Corp. (The)	25,604	616,544
ALLETE, Inc.	5,303	341,354
Ameren Corp.	47,220	4,079,336
American Electric Power Co., Inc.	7,400	673,326
Black Hills Corp.	1,547	97,616
Chesapeake Utilities Corp.	2,722	348,389
China Resources Gas Group, Ltd. (China)	227,400	840,839
Constellation Energy Corp.	76,533	6,007,841
Dominion Energy, Inc.	12,100	676,511
DTE Energy Co.	5,986	655,706
Duke Energy Corp.	7,008	676,062
E.ON SE (Germany)	204,522	2,551,158
Edison International	10,358	731,171
Enel SpA (Italy)	363,757	2,221,569

Dynamic Asset Allocation Growth Fund 25

COMMON STOCKS (79.1%)* cont.	Shares	Value
Utilities and power cont.
Eversource Energy	8,900	$696,514
Exelon Corp.	96,358	4,036,437
FirstEnergy Corp.	16,718	669,723
National Guel Gas co.	11,800	681,332
New Jersey Resources Corp.	3,528	187,690
NextEra Energy, Inc.	9,300	716,844
Northwest Natural Holding Co.	6,086	289,450
NRG Energy, Inc.	119,468	4,096,558
Otter Tail Corp.	2,966	214,353
PNM Resources, Inc.	12,507	608,841
Portland General Electric Co.	4,745	231,983
PPL Corp.	11,300	314,027
Public Service Enterprise Group, Inc.	11,200	699,440
RWE AG (Germany)	53,410	2,296,025
SJW Group	3,077	234,252
Southern Co. (The)	9,535	663,445
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	13,653
Tokyo Gas Co., Ltd. (Japan)	60,400	1,137,358
Unitil Corp.	2,261	128,967
Vistra Corp.	108,744	2,609,856
WEC Energy Group, Inc.	7,300	691,967
Xcel Energy, Inc.	10,358	698,544
		42,434,681
Total common stocks (cost $1,354,223,040)		$1,764,990,671

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$315,180	$332,927
5.00%, 5/20/49	11,342	11,441
4.70%, with due dates from 5/20/67 to 8/20/67	90,457	90,580
4.639%, 6/20/67	50,915	50,821
4.525%, 3/20/67	66,557	66,331
4.50%, TBA, 4/1/53	7,000,000	6,894,713
4.50%, 5/20/49	52,344	52,085
4.00%, TBA, 4/1/53	5,000,000	4,813,346
3.00%, TBA, 4/1/53	14,000,000	12,735,326
3.00%, with due dates from 8/20/49 to 4/20/51	12,205,762	11,191,262
		36,238,832
U.S. Government Agency Mortgage Obligations (16.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	152,191	149,338
3.00%, with due dates from 2/1/47 to 1/1/48	4,500,304	4,101,273
2.50%, with due dates from 8/1/50 to 8/1/51	2,213,391	1,916,683
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	17,410	17,512
4.00%, 1/1/57	454,989	440,062
4.00%, with due dates from 6/1/48 to 5/1/49	4,264,424	4,135,159

26 Dynamic Asset Allocation Growth Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.8%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
3.50%, 6/1/56	$1,332,324	$1,247,417
3.50%, with due dates from 4/1/52 to 5/1/52	1,880,542	1,763,783
3.00%, with due dates from 4/1/46 to 11/1/48	6,335,017	5,802,651
2.50%, with due dates from 7/1/50 to 8/1/51	20,032,883	17,345,105
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	12,000,000	12,239,066
6.00%, TBA, 4/1/53	12,000,000	12,246,097
5.50%, TBA, 5/1/53	20,000,000	20,196,088
5.50%, TBA, 4/1/53	20,000,000	20,203,120
5.00%, TBA, 5/1/53	64,000,000	63,812,474
5.00%, TBA, 4/1/53	71,000,000	70,797,508
4.50%, TBA, 5/1/53	14,000,000	13,716,165
4.50%, TBA, 4/1/53	14,000,000	13,713,431
4.00%, TBA, 4/1/53	2,000,000	1,912,656
3.50%, TBA, 5/1/53	14,000,000	13,010,695
3.50%, TBA, 4/1/53	14,000,000	13,002,494
3.00%, TBA, 4/1/53	11,000,000	9,863,911
2.50%, TBA, 5/1/53	14,000,000	12,078,279
2.50%, TBA, 4/1/53	20,000,000	17,238,279
2.50%, TBA, 5/1/38	14,000,000	12,996,487
2.50%, TBA, 4/1/38	14,000,000	12,983,362
2.00%, TBA, 4/1/53	6,000,000	4,957,685
		361,886,780
Total U.S. government and agency mortgage obligations (cost $400,608,668)		$398,125,612

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 0.750%, 04/30/26 [i]	$145,000	$132,649
U.S. Treasury Notes 1.875%, 02/28/27 [i]	91,000	85,067
Total U.S. treasury obligations (cost $217,716)		$217,716

CORPORATE BONDS AND NOTES (9.3%)*	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$465,000	$475,182
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	85,000	77,354
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	385,000	376,107
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	80,000	82,500
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	440,000	376,985
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	75,800
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	260,000	229,416
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	263,000	260,991
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	285,000	251,912

Dynamic Asset Allocation Growth Fund 27

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Basic materials cont.
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	$125,000	$125,446
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	145,000	126,351
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	175,000	170,333
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	143,000	144,958
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	355,000	358,909
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,137,000	1,143,449
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	170,000	146,141
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	814,000	701,934
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	280,000	272,608
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	95,000	81,721
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	255,000	225,077
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	305,000	290,374
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	100,000	94,967
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	250,275
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	150,000	111,392
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	315,000	314,742
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	200,000	194,001
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	280,000	261,908
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	210,000	202,212
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	328,000	274,782
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	150,000	130,134
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	150,000	129,586
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	305,000	245,525
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	125,000	118,125
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	130,000	106,790
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	286,000	268,565
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	225,000	192,375
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	150,000	111,000

28 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.		Principal amount	Value
Basic materials cont.
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		$205,000	$176,300
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	238,726
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	31,927
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	66,607
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	105,527
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	202,064
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		375,000	315,326
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		170,000	157,078
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		370,000	370,000
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		230,000	224,022
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,710
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	349,013
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	168,448
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		580,000	532,901
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		155,000	141,649
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	63,631
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	294,771
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	124,250
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	192,454
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	226,441
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	463,622
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	314,450
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	244,009
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	215,851
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		275,000	169,015
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	280,529
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		265,000	265,186
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	256,131
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	137,039
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	609,746
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	355,838
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	122,130
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		30,000	34,472

Dynamic Asset Allocation Growth Fund 29

CORPORATE BONDS AND NOTES (9.3%)* cont.		Principal amount	Value
Basic materials cont.
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		$250,000	$240,978
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		265,000	265,331
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	262,725
			17,380,824
Capital goods (0.7%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		225,000	230,625
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		265,000	272,288
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	102,382
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	335,360
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	165,325
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	148,248
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) ‡‡		200,000	152,980
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		260,000	203,450
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	223,800
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31		185,000	153,088
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		24,000	23,393
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	157,583
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	408,515
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	728,353
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	99,354
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		5,000	5,062
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		335,000	336,206
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	335,797
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		45,000	47,475
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	145,534
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	191,125
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$250,000	255,064
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		380,000	338,101
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	174,352
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		430,000	426,775
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		165,000	149,325
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		210,000	196,161
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	45,429

30 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.		Principal amount	Value
Capital goods cont.
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		$225,000	$219,997
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		475,000	358,986
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	135,317
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		570,000	505,362
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	223,725
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	196,729
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		55,000	44,455
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	219,324
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	215,549
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	77,850
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		390,000	301,275
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		525,000	388,725
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	508,338
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	144,065
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	127,154
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,113
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	63,358
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	62,442
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	438,599
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	97,494
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	198,835
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		479,000	427,704
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		600,000	542,085
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	257,725
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		560,000	490,633
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		175,000	162,839
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	180,838
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		305,000	287,588
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	212,420
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		235,000	208,915
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		710,000	710,646
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		310,000	312,325
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	110,000	107,734
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$430,000	379,413
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	49,897

Dynamic Asset Allocation Growth Fund 31

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Capital goods cont.
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	$265,000	$247,213
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	105,000	96,565
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	350,000	359,380
		15,642,762
Communication services (0.8%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)	255,000	195,075
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)	505,000	322,291
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	275,000	210,280
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	164,310
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	150,500
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	397,000	332,940
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	154,000	133,929
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	505,000	465,589
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	476,000	448,604
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	172,000	157,623
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	1,018,000	730,729
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	476,000	382,871
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	547,000	494,009
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	130,000	128,962
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	160,000	130,851
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	110,000	101,008
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,200,000	1,039,674
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	180,000	147,179
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	510,000	425,339
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	380,000	360,010
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	220,000	167,683
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	180,000	178,204
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	205,000	131,195
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	107,000	69,377
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	224,000	173,002

32 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Communication services cont.
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	$130,000	$109,137
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	157,000	146,243
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	290,000	274,312
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	250,000	237,254
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	319,000	302,605
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	228,000	200,907
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	112,000	107,975
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	340,000	179,019
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	238,327
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	100,000	90,570
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	155,000	102,300
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	15,000	13,375
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	235,000	125,138
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	210,000	156,713
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	91,758
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	550,000	231,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	142,000	126,757
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	820,000	762,556
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	490,000	445,459
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	435,000	344,738
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	148,500	141,818
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	325,000	195,406
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	545,000	307,489
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	200,850
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	701,000	753,246
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	250,000	264,370
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	600,000	491,273
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	108,000	101,338
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	862,000	828,618
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	95,000	95,426
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	160,000	138,022
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	21,000	21,070
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	365,000	368,511
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	229,146

Dynamic Asset Allocation Growth Fund 33

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Communication services cont.
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	$520,000	$432,724
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	487,000	363,129
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	243,000	207,010
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	318,405
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,264,000	1,249,531
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	216,000	192,417
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	580,000	465,450
		18,892,626
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	62,000	61,938
		61,938
Consumer cyclicals (1.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	390,000	347,798
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	225,000
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	129,484
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	390,000	291,119
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	710,000	684,054
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	53,000	45,301
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	135,000	93,276
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	320,000	291,360
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	265,000	226,273
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	25,000	21,900
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	90,000	80,550
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	155,000	119,348
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	120,000	107,267
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	250,000	255,136
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	26,000	27,777
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	385,000	375,329
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	110,000	86,350
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	340,000	224,864
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	665,000	546,132

34 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Consumer cyclicals cont.
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)	$321,000	$288,672
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	280,000	279,822
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	220,000	211,003
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	365,000	331,493
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	165,000	167,888
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	170,000	148,665
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	585,000	585,125
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	65,000	60,186
Carnival Corp. 144A notes 10.50%, 2/1/26	180,000	187,546
Carnival Corp. 144A notes 9.875%, 8/1/27	125,000	128,762
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	385,000	315,827
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	215,000	177,084
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	355,000	338,138
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	360,000	348,066
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	45,000	45,941
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	230,000	216,945
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	255,000	220,575
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	450,000	403,875
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	250,000	187,500
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	590,000	520,491
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	750,000	710,931
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	370,000	329,328
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	320,000	291,200
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	75,000	74,438
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	145,000	130,159
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	220,000	174,900
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	245,000	219,917
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	60,000	53,538
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	42,000	37,195
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	715,000	474,760
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	158,000	149,902
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	140,000	143,325

Dynamic Asset Allocation Growth Fund 35

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	$490,000	$469,351
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	195,000	192,352
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	337,000	334,978
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	453,499	329,921
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	698,000	684,823
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	32,000	26,558
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	95,000	94,763
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	97,817
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	290,000	248,313
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	310,000	279,829
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	175,000	133,933
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	379,000	375,005
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	565,000	481,663
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	285,000	275,738
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	121,289
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	140,000	123,241
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	35,000	31,063
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	85,950
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	340,000	281,795
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	250,000	224,619
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	140,000	131,787
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	395,000	343,650
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	420,000	344,400
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	120,000	84,000
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	105,000	88,725
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	520,000	424,110
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	125,000	115,938
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	95,000	80,513
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	495,000	458,915
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	116,000	108,757
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	255,000	226,631
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	390,000	378,446

36 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	$115,000	$105,731
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	57,000	55,125
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	121,000	110,238
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	410,000	384,970
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	107,550
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	420,000	392,700
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	80,000	80,210
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	70,000	65,100
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	120,000	89,815
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	40,000	40,250
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	300,000	318,750
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	110,000	102,911
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	65,000	58,338
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	20,000	17,745
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	120,000	112,539
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	87,000	69,825
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	285,000	268,470
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	195,000	172,317
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	365,000	365,704
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	110,000	108,900
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	600,000	515,891
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	120,000	96,447
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	130,000	102,006
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	250,000	171,875
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	115,000	84,703
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	200,000	188,000
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	320,000	248,800
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	225,000	193,262
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	145,000	98,238
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	240,000	208,289
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	100,000	93,999
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	90,000	72,332
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	120,000	113,966

Dynamic Asset Allocation Growth Fund 37

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	$20,000	$18,684
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	380,000	330,600
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	190,000	160,455
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	330,000	297,825
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	215,000	173,744
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	177,185
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	215,000	205,325
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	105,000	96,923
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	80,000	78,694
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	195,000	184,472
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	145,000	144,275
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	410,000	388,762
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	120,000	113,453
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	230,000	208,955
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	395,000	318,963
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	194,000	254,939
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28	78,000	71,638
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	937,000	836,551
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	450,000	423,778
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	195,000	169,154
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	290,000	274,050
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	130,000	131,950
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	390,000	354,260
		30,440,019
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	137,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	335,000	309,255
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	360,000	334,800
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	285,000	266,015
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	425,000	411,011

38 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Consumer staples cont.
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	$205,000	$210,329
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	357,000	348,901
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	200,000	157,555
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	555,000	531,724
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	295,000	259,450
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	5,891	5,917
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	140,000	124,738
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	190,000	224,564
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	226,000	231,752
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	185,000	181,291
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	129,000	121,730
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	105,000	86,387
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	280,000	270,200
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	120,000	120,365
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	355,000	308,208
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	263,000	271,725
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	47,000	48,438
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	785,000	811,294
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	420,000	352,081
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	126,000	120,201
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	145,000	140,831
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	135,000	128,957
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	468,000	456,931
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	165,000	160,042
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	450,000	411,750
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	113,000	107,039

Dynamic Asset Allocation Growth Fund 39

CORPORATE BONDS AND NOTES (9.3%)* cont.		Principal amount	Value
Consumer staples cont.
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		$240,000	$195,306
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	43,050
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		715,000	664,035
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	100,750
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	951,404
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	547,381
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$335,000	333,325
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		462,000	485,493
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	148,313
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		85,000	86,354
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	131,606
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		365,000	351,313
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		455,000	302,120
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	305,668
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		95,000	91,963
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		115,000	100,970
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	229,294
			12,719,026
Energy (0.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	152,736
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	111,453
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		305,000	258,488
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		300,000	279,917
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	259,787
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	23,487
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	384,936
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		265,000	262,536
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		490,000	460,600
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		87,000	92,070
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		440,000	430,461
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		122,000	122,093
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		180,000	160,189
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		117,000	96,656
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	247,618

40 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Energy cont.
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	$265,000	$227,674
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	205,000	187,583
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	313,000	295,065
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	195,000	187,392
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	345,000	267,891
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	155,000	156,411
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	305,000	330,843
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	198,217
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	137,100
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	170,000	161,053
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	435,000	380,625
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	640,000	635,200
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	72,000	71,460
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	570,000	558,600
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	195,000	204,103
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	205,000	204,385
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	23,704
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	145,000	134,831
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	210,000	199,387
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	120,000	107,172
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	295,000	292,021
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	300,000	280,073
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	260,000	238,550
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	275,000	264,688
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	265,000	256,719
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	225,000	220,361
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	163,241
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	62,250
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	800,000	804,320
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	138,000	151,800
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	1,140,000	1,198,630

Dynamic Asset Allocation Growth Fund 41

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Energy cont.
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	$205,000	$220,846
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	70,000	70,608
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	55,000	48,846
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	460,000	423,581
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	465,000	440,742
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	199,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	141,000	141,012
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	159,000	151,811
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	116,000	92,337
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	800,000	764,642
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	530,000	517,577
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	115,000	104,363
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	620,000	549,484
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	184,000	176,769
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	62,000	61,777
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	565,000	540,526
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	90,000	86,459
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	240,000	235,358
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	65,000	62,027
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	280,000	271,487
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	240,000	225,634
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	655,000	617,338
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	179,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	205,000	181,938
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	210,000	192,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	240,000	224,564
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	342,000	285,570
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	211,250	207,025
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	105,000	108,052
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	115,000	117,300
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	215,000	222,052

42 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Energy cont.
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	$405,000	$393,638
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	109,892
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	255,000	214,200
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	60,000	60,450
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	270,000	243,540
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	67,320
		20,754,290
Financials (2.2%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	193,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	600,000	497,057
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	320,000	316,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	600,000	551,239
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	210,000	189,192
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	195,000	162,471
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	434,000	411,806
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	519,000	455,663
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	385,000	357,088
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	562,000	589,864
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	250,000	232,812
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	200,000	159,258
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	95,000	84,075
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	188,922
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	495,000	424,662
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	217,000	200,036
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	285,000	232,988
Athene Global Funding 144A notes 1.985%, 8/19/28	440,000	356,054
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	192,035
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	200,000	174,560
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	188,889
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	800,000	622,804
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	800,000	782,525
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	297,000	291,158
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	35,000	34,913

Dynamic Asset Allocation Growth Fund 43

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	$1,055,000	$946,029
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	160,917
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,350,000	1,150,860
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,083,644
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	270,000	260,916
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	264,500
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	83,087
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	90,390
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	153,595
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	189,712
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	535,000	533,615
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	327,000	315,132
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	190,000	189,632
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	926,000	661,629
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	278,000	234,771
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,347,204
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	15,000	15,112
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	308,607
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	212,503
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	270,000	261,818
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	160,000	156,668
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	340,000	320,978
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	202,962
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	250,000	144,375
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	544,420
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	168,679
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	230,000	209,864
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	285,000	253,736
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	585,000	520,769
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	367,357
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	835,000	729,911
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	143,000	134,485
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	102,000
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	468,000	456,012
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	364,000	357,064
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	649,000	632,025
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	230,000	227,735
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	775,000	638,623

44 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Financials cont.
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	$240,000	$223,464
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	245,000	208,183
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	283,000	261,421
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	220,000	176,790
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	125,000	96,150
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	623,000	596,005
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	55,000	53,605
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	100,000	103,098
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	191,000	155,628
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	137,000	123,362
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	175,000	141,988
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	96,000	93,163
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	70,000	66,027
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	135,000	118,125
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	66,000	53,873
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	751,000	719,679
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,285,000	1,239,564
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	114,000	97,829
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	122,000	131,918
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	465,000	457,006
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	70,000	60,989
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	361,000	253,632
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	210,000	206,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	390,000	365,941
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	115,000	98,900
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	280,000	202,652
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	140,000	109,649
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	104,000	102,742
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	520,000	378,258
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	94,000	91,827
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	563,000	523,590
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	116,000	95,700
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	44,000	38,500
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,485,000	1,227,525
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,290,464
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	78,000	76,154

Dynamic Asset Allocation Growth Fund 45

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Financials cont.
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	$1,146,000	$1,143,708
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	140,869
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	280,000	202,392
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	57,187
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	415,000	327,850
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	204,108
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	167,002
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	210,091
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	244,635
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,365,000	1,292,451
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	470,000	454,382
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)	250,000	249,873
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	455,000	352,927
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	190,000	162,925
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	265,000	265,691
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	128,226
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,320,000	1,314,891
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	110,000	105,742
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	110,017
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	325,000	273,411
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	225,000	178,180
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	225,000	210,150
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	360,000	313,206
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	725,000	668,509
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	113,000	95,862
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	47,000	42,861
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	50,000	49,220
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	115,000	109,454
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	285,000	280,814
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	80,000	78,940

46 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Financials cont.
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	$431,000	$310,292
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	800,000	783,396
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	435,000	409,572
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	250,000	234,701
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	158,000	138,250
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	310,000	298,843
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)	308,000	294,733
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	206,000	183,766
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	630,000	486,256
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	245,000	241,325
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	411,000	389,588
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	154,000	142,168
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	172,000	168,990
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	104,000	91,802
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	1,935,000	1,677,162
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	219,000	214,962
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	94,000	89,562
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	170,000	114,168
		48,466,544
Health care (0.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	25,000	24,788
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	270,000	265,596
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	265,000	15,900
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	230,000	209,011
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	51,000	53,082
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	105,000	107,383
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	495,000	505,942
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	347,000	326,769
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	210,000	135,912
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	44,000	32,377
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30	8,000	4,504
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	420,000	247,800
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	96,000	92,751
Becton Dickinson & Co. sr. unsec. sub. bonds 1.957%, 2/11/31	500,000	411,419
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	501,000	491,134
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	220,000	185,258
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	275,000	258,566

Dynamic Asset Allocation Growth Fund 47

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Health care cont.
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	$115,000	$100,338
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	105,000	92,925
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	111,146
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	21,147
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	79,009
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	165,000	102,300
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	195,000	120,723
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	530,000	415,759
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	243,000	241,821
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	736,000	701,614
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	122,976	115,652
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	155,000	122,193
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	255,000	240,840
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	145,000	149,931
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	110,000	113,698
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	76,000	74,210
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	118,000	110,535
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	240,000	240,855
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	110,000	97,976
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	45,000	45,570
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	250,000	259,635
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	390,000	358,800
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	193,000	129,044
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	19,000	18,657
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	395,000	343,491
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	122,000	119,238
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	405,000	328,398
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	640,000	555,200
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	190,000	164,846
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	650,000	597,466
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	70,000	61,816
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	495,000	452,484
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	345,000	296,269
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	240,000	187,237

48 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Health care cont.
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	$305,000	$293,684
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	550,000	487,343
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	308,700
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	142,000	136,811
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	150,000	127,876
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	335,000	294,197
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	550,000	528,028
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	535,000	524,493
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	60,000	59,185
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	215,000	194,513
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	345,000	340,343
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	225,000	236,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	200,000	209,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	1,065,000	964,583
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	245,000	214,155
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	740,000	723,132
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	291,000	255,022
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	335,000	325,912
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	157,000	131,990
		16,894,732
Technology (0.6%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	295,000	181,863
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	305,000	285,685
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	655,000	627,556
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	240,000	163,334
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	275,000	270,340
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	262,000	254,306
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	314,000	285,330
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	755,000	630,991
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	195,000	160,875
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	64,690
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	494,000	477,551
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,147,000	1,076,078
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	80,000	60,625
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	190,000	186,747
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	455,000	411,488
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	105,000	101,336

Dynamic Asset Allocation Growth Fund 49

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Technology cont.
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	$84,000	$79,107
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	170,000	139,247
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	475,000	414,545
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	140,000	139,300
Google, LLC sr. unsec. notes 3.375%, 2/25/24	335,000	332,807
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	550,000	492,025
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	221,000	194,422
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	265,000	247,944
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	124,000	119,761
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	165,000	164,395
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	799,000	607,378
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	60,000	42,455
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	930,000	885,097
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	70,000	68,671
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	145,000	145,725
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	135,000	128,526
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	41,386
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	305,000	235,311
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	295,000	260,471
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	735,000	560,626
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	570,000	504,224
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	610,000	480,375
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	320,000	219,595
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	320,000	226,983
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	430,000	376,250
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	315,000	253,762
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	335,000	291,450
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	440,000	373,348
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	355,000	306,188
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	100,000	93,589
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	860,000	744,524
		14,408,282
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	235,000	225,420
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	235,000	231,266
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	645,000	584,651
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	208,512

50 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Transportation cont.
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	$425,000	$409,918
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	113,000	105,265
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	145,000	139,102
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	210,000	206,715
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	81,405
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	86,104
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	735,000	688,931
		2,967,289
Utilities and power (0.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	188,000	169,161
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	187,251
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	497,224
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	95,000	79,984
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	60,000	51,591
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	105,000	79,284
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	205,000	185,486
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	175,000	157,978
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	46,795
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	340,000	315,390
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	45,000	38,093
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	21,583
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	113,418
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	286,191
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	418,261
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	89,419
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	385,000	364,652
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	186,000	184,486
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	301,550
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	206,284
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	576,757
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	84,000	84,901
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	79,000	75,286
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,455,000	1,083,718
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	151,000	133,909

Dynamic Asset Allocation Growth Fund 51

CORPORATE BONDS AND NOTES (9.3%)* cont.	Principal amount	Value
Utilities and power cont.
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	$755,000	$643,338
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	110,000	115,479
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	330,000	332,569
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	50,000	51,811
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	140,000	128,891
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	70,000	68,013
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	305,000	303,016
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	115,000	103,643
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	290,000	295,018
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	99,000	96,023
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	595,000	476,000
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, 3/9/53	95,000	90,783
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	46,444
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	338,882
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	102,324
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	50,000	43,605
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	78,760
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	100,000	88,000
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	212,000	189,784
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	204,000	196,976
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	180,000	174,747
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	141,825
		9,854,583
Total corporate bonds and notes (cost $229,957,578)		$208,482,915

MORTGAGE-BACKED SECURITIES (2.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 5.807%, 3/15/35	$20,314	$21,409
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,209,148	459,121
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,046,602	631,912
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,935,660	886,968
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,938,621	760,626
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	6,891,706	1,352,497
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,068,050	640,500
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,235,923	639,848
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,744,081	657,329
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,376,972	409,922

52 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 5167, IO, 3.00%, 11/25/51	$5,099,100	$807,290
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.366%, 4/15/44	3,499,613	364,197
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,757,478	491,162
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,294,386	634,205
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	5,135,541	566,450
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,527,927	597,347
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 9/25/47	3,337,126	409,121
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42 W	192,987	1,121
REMICs Ser. 01-79, Class BI, IO, 0.248%, 3/25/45 W	79,799	447
REMICs Ser. 03-34, PO, zero %, 4/25/43	6,003	5,462
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	169,700	34,576
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,765,759	696,992
Ser. 15-H26, Class EI, IO, 1.758%, 10/20/65 W	1,467,834	67,961
FRB Ser. 16-H16, Class LI, IO, 0.06%, 7/20/66 W	8,738,665	356,031
		11,492,494
Commercial mortgage-backed securities (0.9%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.961%, 5/15/53 W	4,154,877	208,215
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.789%, 11/17/38 (Cayman Islands)	288,183	276,656
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.781%, 4/15/37	409,000	396,321
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49 W	15,468	—
BANK FRB Ser. 19-BN20, Class XA, IO, 0.813%, 9/15/62 W	3,773,134	153,050
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	762,000	633,387
FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	4,654,253	327,647
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	213,929
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.734%, 5/15/38 (Cayman Islands)	534,000	522,367
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	193,000	165,326
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	85,533	76,509
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	562,000	460,826
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	570,000	524,064
FRB Ser. 14-GC21, Class XA, IO, 1.123%, 5/10/47 W	2,988,428	24,631
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.089%, 3/11/47 W	459,000	430,020
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46 W	648,000	612,513
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47 W	890,000	773,206
FRB Ser. 14-CR18, Class C, 4.761%, 7/15/47 W	354,000	333,276
Ser. 14-LC15, Class B, 4.599%, 4/10/47 W	229,000	219,433

Dynamic Asset Allocation Growth Fund 53

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48 W	$370,000	$314,456
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48 W	620,000	563,670
FRB Ser. 13-CR11, Class XA, IO, 0.895%, 8/10/50 W	6,624,099	6,803
FRB Ser. 14-UBS6, Class XA, IO, 0.835%, 12/10/47 W	5,000,534	49,260
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.794%, 7/10/46 W	576,750	532,231
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46 W	347,000	283,068
FRB Ser. 15-LC23, Class D, 3.565%, 10/10/48 W	336,000	278,971
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	1,119,720	11
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	323,000	299,382
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	321,000	294,995
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	364,461
FRB Ser. 20-C19, Class XA, IO, 1.106%, 3/15/53 W	6,370,181	358,716
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50 W	645,000	355,113
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44 W	759,113	709,804
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.749%, 9/25/27 W	5,118,869	140,091
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47 W	521,000	462,013
FRB Ser. 14-GC22, Class XA, IO, 0.935%, 6/10/47 W	6,465,184	41,019
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43 W	246,000	194,438
FRB Ser. 13-GC14, Class B, 4.667%, 8/10/46 W	247,000	240,123
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.635%, 4/15/47 W	168,000	158,790
FRB Ser. 14-C22, Class C, 4.548%, 9/15/47 W	473,000	431,303
FRB Ser. 14-C23, Class C, 4.479%, 9/15/47 W	476,000	439,469
FRB Ser. 13-C12, Class B, 4.128%, 7/15/45 W	426,000	420,125
FRB Ser. 13-C17, Class XA, IO, 0.684%, 1/15/47 W	2,849,318	7,406
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.009%, 12/15/46 W	450,000	423,231
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	337,356
FRB Ser. 13-LC11, Class XA, IO, 1.263%, 4/15/46 W	3,834,095	38
FRB Ser. 06-CB17, Class X, IO, 0.502%, 12/12/43 W	141,832	2,849
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	559,000	438,088
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	1,115,254	134
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.06%, 2/15/47 W	418,603	406,683
Ser. 14-C15, Class B, 4.565%, 4/15/47 W	232,000	225,838
FRB Ser. 14-C17, Class C, 4.472%, 8/15/47 W	708,000	665,160
FRB Ser. 15-C24, Class B, 4.328%, 5/15/48 W	225,000	211,042

54 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C19, Class C, 4.00%, 12/15/47	$255,000	$229,949
FRB Ser. 14-C17, Class XA, IO, 1.018%, 8/15/47 W	2,913,877	19,267
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.488%, 11/15/45 W	450,000	389,714
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	200,000	178,194
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49 W	231,000	226,591
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.978%, 8/9/37 (Cayman Islands)	326,000	307,129
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50 W	3,566,869	126,030
FRB Ser. 18-C8, Class XA, IO, 0.811%, 2/15/51 W	3,705,178	122,800
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.861%, 6/16/36	107,359	104,139
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, zero %, 11/15/48 W	189,071	91
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.364%, 7/15/46 W	319,000	316,553
FRB Ser. 13-LC12, Class C, 4.364%, 7/15/46 W	408,000	306,000
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	261,000	206,296
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	244,210
FRB Ser. 19-C52, Class XA, IO, 1.603%, 8/15/52 W	3,526,838	242,358
FRB Ser. 14-LC16, Class XA, IO, 1.068%, 8/15/50 W	7,150,780	55,213
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59 W	4,568,411	113,076
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46 W	518,000	182,410
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.091%, 3/15/45 W	849,000	704,670
Ser. 12-C10, Class AS, 3.241%, 12/15/45	92,239	87,379
FRB Ser. 14-C24, Class XA, IO, 0.839%, 11/15/47 W	8,391,206	82,557
FRB Ser. 14-C22, Class XA, IO, 0.782%, 9/15/57 W	17,823,963	140,399
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.379%, 3/15/44 W	629,431	231,631
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46 W	437,000	133,750
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45 W	173,062	2
		20,757,921
Residential mortgage-backed securities (non-agency) (1.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.035%, 5/25/47	354,744	188,371
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	56,031	52,772
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	70,260	64,584
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.345%, 10/25/29 (Bermuda)	189,328	189,079
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.56%, 8/25/69	318,222	304,512
Ser. 21-C, Class A1, 1.62%, 3/1/61	295,825	268,569

Dynamic Asset Allocation Growth Fund 55

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	$285,000	$248,924
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,129,000	1,071,699
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	143,529	141,900
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.43%, 5/25/35 W	118,488	113,178
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65 W	5,295	5,188
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.438%, 11/20/35	284,425	251,495
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.27%, 12/25/35	489,186	317,898
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	682,562	540,674
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.941%, 2/20/47	233,754	173,747
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	440,647	364,679
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	178,942	164,121
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	177,687	162,775
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.545%, 11/25/28 (Bermuda)	227,125	226,183
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 12/25/28	243,431	259,437
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.545%, 4/25/28	287,551	301,916
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 11/25/23	200,820	204,648
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 8/25/29	140,870	146,153
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.36%, 10/25/50	286,000	301,373
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	50,832	51,709
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.36%, 10/25/50	48,194	48,766
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 2/25/47	153,330	153,205
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.21%, 7/25/42	478,867	483,356
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/33	437,000	430,454
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/42	22,349	22,420

56 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 10/25/49	$2,631	$2,631
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.76%, 5/25/42	95,465	95,799
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.745%, 1/25/50	32,205	32,244
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.71%, 9/25/42	37,008	37,100
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.56%, 4/25/42	105,215	105,215
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.41%, 1/25/42	168,000	158,788
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.86%, 2/25/42	231,639	229,540
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.845%, 2/25/47	1,165,130	1,151,247
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.56%, 1/25/42	68,943	67,522
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 9/25/41	97,155	93,734
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.36%, 10/25/41	333,728	331,084
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	283,234	275,773
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.795%, 8/25/28	285,885	302,279
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.595%, 8/25/28	384,153	409,991
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.845%, 9/25/28	269,501	283,856
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.745%, 10/25/28	59,393	62,808
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.545%, 4/25/28	517,485	552,315
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.395%, 4/25/28	582,020	608,575
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 11/25/24	4,219	4,250
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.745%, 11/25/24	70,418	73,447
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 1/25/29	509,267	530,051
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.245%, 1/25/24	7,527	7,694
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 5/25/29	402,434	419,151
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.145%, 2/25/25	26,485	27,342

Dynamic Asset Allocation Growth Fund 57

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 4/25/29	$292,596	$304,421
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 1/25/29	610,891	635,479
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	40,438	41,774
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 9/25/29	47,000	48,615
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 7/25/29	398,454	408,745
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.745%, 7/25/24	42,863	43,437
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.645%, 2/25/30	83,000	83,830
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.195%, 1/25/31	130,287	131,916
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.095%, 7/25/29	38,191	38,150
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.56%, 4/25/42	581,000	566,642
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.518%, 6/25/42	170,318	173,139
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.31%, 5/25/42	28,931	29,401
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 4/25/31	9,196	9,208
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.145%, 8/25/31	5,961	5,961
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.11%, 7/25/42	59,359	59,735
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.068%, 9/25/42	164,022	164,483
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 11/25/39	84,742	84,583
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 9/25/31	3,607	3,610
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.895%, 1/25/40	279,678	280,745
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.56%, 3/25/42	31,391	31,444
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.76%, 1/25/42	91,359	90,559
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.56%, 12/25/41	144,693	142,885
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.46%, 11/25/41	50,029	49,594
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 12/25/41	6,874	6,788
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.31%, 10/25/41	21,252	21,163

58 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	$518,468	$507,259
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	243,030	213,560
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	266,372	269,534
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	252,968	243,414
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	130,071	128,024
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 2/25/34	330,088	317,124
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.67%, 8/25/34	81,559	72,527
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.186%, 8/26/47 W	100,376	97,490
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 5.97%, 10/25/33	112,280	109,106
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.895%, 10/25/34	249,437	241,087
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	189,000	184,642
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	296,002
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	407,000	337,004
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.695%, 5/25/47	534,523	425,152
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	143,383
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	177,000	159,425
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.805%, 7/25/45	107,452	97,352
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 8/25/45	152,026	142,178
FRB Ser. 05-AR12, Class 1A8, 3.806%, 10/25/35 W	269,740	233,229
FRB Ser. 07-HY2, Class 1A1, 3.489%, 12/25/36 W	220,295	198,428
		20,988,448
Total mortgage-backed securities (cost $56,375,503)		$53,238,863

COLLATERALIZED LOAN OBLIGATIONS (0.8%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.885%, 4/23/34 (Cayman Islands)	$250,000	$243,661
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	533,000	518,551
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.983%, 1/21/35 (Cayman Islands)	278,000	271,587
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	758,000	737,843

Dynamic Asset Allocation Growth Fund 59

COLLATERALIZED LOAN OBLIGATIONS (0.8%)* cont.	Principal amount	Value
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34	$250,000	$243,882
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	250,000	243,527
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.064%, 11/2/30 (Cayman Islands)	597,222	588,840
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.968%, 10/25/32 (Cayman Islands)	300,000	292,650
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 4/15/34 (Cayman Islands)	500,000	485,537
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.958%, 10/20/34 (Cayman Islands)	350,000	341,163
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 2.21%), 6.39%, 10/20/35	475,000	476,583
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	711,000	680,704
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	250,000	243,124
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	550,000	540,796
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	490,000	480,547
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/34	250,000	241,292
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	250,000	244,053
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.032%, 7/15/36	332,000	322,701
Elmwood CLO 19, Ltd. 144A FRB Ser. 22-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 5.818%, 10/17/34 (Cayman Islands)	250,000	250,035
Greywolf CLO III, Ltd. 144A FRB Ser. 20-3RA, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.203%, 4/15/33 (Cayman Islands)	250,000	245,965
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.022%, 10/15/31 (Cayman Islands)	249,053	243,655
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.162%, 4/15/33 (Cayman Islands)	500,000	497,510
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.992%, 7/15/34 (Cayman Islands)	250,000	244,320
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.17%), 5.972%, 7/28/34	250,000	241,629
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 6.058%, 7/25/34 (Cayman Islands)	250,000	244,126
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	566,000	553,198
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	300,000	292,210
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	323,000	317,137
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	250,000	238,941

60 Dynamic Asset Allocation Growth Fund

COLLATERALIZED LOAN OBLIGATIONS (0.8%)* cont.	Principal amount	Value
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.18%, 4/15/31 (Cayman Islands)	$250,000	$245,000
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 4/20/31 (Cayman Islands)	369,000	362,335
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	568,000	554,820
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.85%, 4/15/31 (Cayman Islands)	254,000	249,431
Palmer Square CLO, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 6.091%, 10/20/35 (Jersey)	250,000	249,693
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	378,000	362,543
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.198%, 1/20/34 (Cayman Islands)	250,000	244,310
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.808%, 10/20/31 (Cayman Islands)	250,000	245,938
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	599,000	583,820
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.912%, 4/15/36 (Cayman Islands)	297,000	289,607
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.294%, 8/13/31 (Jersey)	300,000	294,000
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 5.815%, 4/13/31 (Cayman Islands)	250,000	245,806
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.018%, 7/20/32 (Cayman Islands)	250,000	243,631
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 7/15/34 (Cayman Islands)	500,000	481,696
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	322,000	310,615
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.852%, 7/15/31 (Cayman Islands)	395,000	388,055
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.052%, 1/15/32 (Cayman Islands)	250,000	245,420
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.508%, 1/20/29 (Cayman Islands)	250,000	240,000
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	604,000	592,445
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 1/20/35 (Cayman Islands)	250,000	240,700
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.138%, 10/20/33	395,000	388,542
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	549,000	540,555
Total collateralized loan obligations (cost $18,326,119)		$18,164,729

Dynamic Asset Allocation Growth Fund 61

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$223,558
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	312,500
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	382,446
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		760,000	665,000
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		370,000	325,768
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		225,000	194,344
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		350,000	339,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	613,439
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	266,586
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		430,000	393,565
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		565,000	563,856
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	686,923
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		285,000	284,860
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		300,000	312,429
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	481,572
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		490,000	409,763
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	225,113
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	174,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	587,201
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	342,894
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		580,000	473,941
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		820,000	695,204
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	112,711
Total foreign government and agency bonds and notes (cost $9,642,194)			$9,067,673

62 Dynamic Asset Allocation Growth Fund

SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (—%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	$38,500	$38,516
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.777%, 8/15/26	30,000	29,711
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.407%, 11/23/27	263,241	232,686
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	107,304	98,362
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 9.157%, 10/15/28	115,000	112,629
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.526%, 10/1/25	201,384	199,513
		711,417
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	110,688	110,272
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.109%, 4/30/26	254,042	252,136
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.00%, 6/1/28	279,717	264,682
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	118,211	114,997
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.419%, 3/2/27	389,866	381,191
		1,123,278
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/31/27	142,704	130,574
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	454,743	436,708
		567,282
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.684%, 4/22/26	220,109	160,129
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	185,749	183,369
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	292,725	271,991
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	147,114	129,966
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	219,422	204,392
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.08%, 4/15/28	94,759	86,758
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	175,000	157,063
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	465,735	461,855
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	125,000	32,084
		1,687,607

Dynamic Asset Allocation Growth Fund 63

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.556%, 11/18/29	$160,000	$137,333
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	523,260	486,742
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.737%, 12/15/27	83,302	81,775
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/17/28	414,750	347,718
		1,053,568
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	280,013	277,529
		277,529
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.058%, 4/25/25	39,395	39,262
		39,262
Health care (—%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	150,741	105,017
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	131,635	97,081
		202,098
Technology (0.1%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.59%, 7/31/28	120,000	118,375
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	181,300	178,325
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	206,504	187,860
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	210,000	197,574
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.09%, 11/28/25	117,900	115,616
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	70,000	63,467
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	155,000	148,103
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	218,889	194,264
		1,203,584
Transportation (—%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	110,000	111,543
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	225,400	223,428
		334,971
Total senior loans (cost $7,642,817)		$7,200,596

64 Dynamic Asset Allocation Growth Fund

CONVERTIBLE PREFERRED STOCKS (0.2%)*	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,109	$1,411,076
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	1,770	2,058,068
Total convertible preferred stocks (cost $2,923,770)		$3,469,144

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$114,781	$113,346
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.595%, 5/7/24	337,133	333,340
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.026%, 5/29/23	900,000	900,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 1/25/46	169,903	168,604
Total asset-backed securities (cost $1,520,247)		$1,515,290

INVESTMENT COMPANIES (0.1%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	23,549	$1,148,956
Total investment companies (cost $1,135,927)		$1,148,956

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$64,375
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	266,700
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	112,580
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	133,000	91,438
Total convertible bonds and notes (cost $595,178)		$535,093

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$6,575,681	$42,816	$7,476
Total purchased options outstanding (cost $770,688)				$7,476

SHORT-TERM INVESTMENTS (5.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	94,153,198	$94,153,198
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% P	Shares	4,097,000	4,097,000
U.S. Treasury Bills 4.790%, 5/11/23 # ∆		$500,000	497,546
U.S. Treasury Bills 4.735%, 5/2/23 # ∆		6,400,000	6,376,342
U.S. Treasury Bills 4.725%, 4/18/23 # ∆		800,000	798,481
U.S. Treasury Bills 4.543%, 5/23/23		100,000	99,364
U.S. Treasury Bills 4.240%, 5/18/23 #		7,000,000	6,959,049
Total short-term investments (cost $112,981,675)			$112,980,980

TOTAL INVESTMENTS
Total investments (cost $2,196,921,120)	$2,579,145,714

Dynamic Asset Allocation Growth Fund 65

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,232,579,884.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $13,399,003 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

66 Dynamic Asset Allocation Growth Fund

∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,139,463 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	79.0%	Ireland	0.7%
United Kingdom	3.1	Netherlands	0.7
Japan	3.1	Cayman Islands	0.6
France	2.4	India	0.6
Germany	1.1	Spain	0.5
Switzerland	1.0	Taiwan	0.5
China	1.0	Indonesia	0.5
Australia	0.9	Italy	0.5
Canada	0.7	Other	3.1
		Total	100%

Dynamic Asset Allocation Growth Fund 67

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $133,259,447) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/21/23	$7,471,979	$7,243,329	$(228,650)
	Canadian Dollar	Sell	4/19/23	1,920,153	1,917,935	(2,218)
	Euro	Sell	6/21/23	195,087	191,101	(3,986)
	New Taiwan Dollar	Buy	5/17/23	5,258,228	5,394,978	(136,750)
Citibank, N.A.
	British Pound	Sell	6/21/23	5,947,261	5,764,684	(182,577)
	Hong Kong Dollar	Buy	5/17/23	371,460	372,712	(1,252)
Goldman Sachs International
	Chinese Yuan (Offshore)	Buy	5/17/23	7,447,105	7,594,783	(147,678)
JPMorgan Chase Bank N.A.
	Norwegian Krone	Sell	6/21/23	550,659	551,948	1,289
	Singapore Dollar	Sell	5/17/23	5,434,050	5,504,195	70,145
	South Korean Won	Buy	5/17/23	1,834,146	1,944,862	(110,716)
	Swedish Krona	Buy	6/21/23	3,005,818	2,969,888	35,930
Morgan Stanley & Co. International PLC
	British Pound	Sell	6/21/23	7,436,887	7,206,835	(230,052)
	Euro	Sell	6/21/23	11,910,545	11,665,417	(245,128)
	Swedish Krona	Buy	6/21/23	4,205,340	4,154,563	50,777
	Swiss Franc	Buy	6/21/23	2,703,128	2,632,265	70,863
NatWest Markets PLC
	Australian Dollar	Buy	4/19/23	5,437,085	5,509,321	(72,236)
	Australian Dollar	Sell	4/19/23	5,437,085	5,675,895	238,810
	Canadian Dollar	Sell	4/19/23	6,798,800	6,789,827	(8,973)
	Euro	Sell	6/21/23	6,724,129	6,586,513	(137,616)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/23	2,556,724	2,644,880	(88,156)
	Chinese Yuan (Offshore)	Buy	5/17/23	2,636,378	2,719,261	(82,883)
	Danish Krone	Buy	6/21/23	2,315,506	2,273,363	42,143
	Euro	Sell	6/21/23	241,816	236,809	(5,007)
	Swiss Franc	Buy	6/21/23	8,329,151	8,108,462	220,689
UBS AG
	British Pound	Sell	6/21/23	7,808,892	7,569,633	(239,259)
WestPac Banking Corp.
	Euro	Sell	6/21/23	8,168,273	8,000,861	(167,412)
	Japanese Yen	Sell	5/17/23	11,885,456	12,035,127	149,671
Unrealized appreciation						880,317
Unrealized (depreciation)						(2,090,549)
Total						$(1,210,232)
* The exchange currency for all contracts listed is the United States Dollar.

68 Dynamic Asset Allocation Growth Fund

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	76	$7,951,876	$7,966,700	Jun-23	$334,119
Russell 2000 Index E-Mini (Long)	8	707,353	725,400	Jun-23	12,040
S&P 500 Index E-Mini (Long)	108	22,190,274	22,343,850	Jun-23	1,309,281
S&P 500 Index E-Mini (Short)	1,021	209,780,276	211,232,138	Jun-23	(12,384,861)
U.S. Treasury Bond 30 yr (Long)	111	14,558,344	14,558,344	Jun-23	579,899
U.S. Treasury Bond Ultra 30 yr (Long)	148	20,886,500	20,886,500	Jun-23	790,339
U.S. Treasury Bond Ultra 30 yr (Short)	6	846,750	846,750	Jun-23	(32,826)
U.S. Treasury Note 2 yr (Long)	200	41,290,625	41,290,625	Jun-23	442,550
U.S. Treasury Note 5 yr (Long)	377	41,284,446	41,284,446	Jun-23	822,957
U.S. Treasury Note 5 yr (Short)	29	3,175,727	3,175,727	Jun-23	(65,089)
U.S. Treasury Note 10 yr (Long)	232	26,661,875	26,661,875	Jun-23	747,744
U.S. Treasury Note Ultra 10 yr (Long)	6	726,844	726,844	Jun-23	22,002
Unrealized appreciation					5,060,931
Unrealized (depreciation)					(12,482,776)
Total					$(7,421,845)

WRITTEN OPTIONS OUTSTANDING at 3/31/23 (premiums $554,608) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$6,575,681	$42,816	$3,601
Total				$3,601

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $215,438,437) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$12,000,000	4/13/23	$12,246,097
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	20,000,000	4/13/23	20,203,120
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	19,000,000	5/11/23	18,944,328
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	71,000,000	4/13/23	70,797,508
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	14,000,000	4/13/23	13,713,431
Uniform Mortgage-Backed Securities, 4.00%, 5/1/53	2,000,000	5/11/23	1,913,438
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	2,000,000	4/13/23	1,912,656
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	14,000,000	4/13/23	13,002,494
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	11,000,000	5/11/23	9,872,075
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	11,000,000	4/13/23	9,863,911
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	5,000,000	5/11/23	4,313,671
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	20,000,000	4/13/23	17,238,277
Uniform Mortgage-Backed Securities, 2.50%, 4/1/38	14,000,000	4/17/23	12,983,362
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	6,000,000	5/11/23	4,963,310
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	6,000,000	4/13/23	4,957,685
Total			$216,925,363

Dynamic Asset Allocation Growth Fund 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$24,399,000	$165,669 E	$(139,808)	6/21/25	US SOFR — Annually	4.20% — Annually	$25,861
105,473,000	716,162 E	605,430	6/21/25	4.20% — Annually	US SOFR — Annually	(110,733)
36,007,000	877,851 E	765,381	6/21/28	3.80% — Annually	US SOFR — Annually	(112,470)
12,862,000	281,292 E	(192,209)	6/21/33	US SOFR — Annually	3.40% — Annually	89,083
38,648,000	845,232 E	576,317	6/21/33	3.40% — Annually	US SOFR — Annually	(268,914)
13,098,000	280,166 E	523,218	6/21/53	US SOFR — Annually	2.80% — Annually	243,052
588,000	7,967	(20)	3/30/53	3.008% — Annually	US SOFR — Annually	(7,929)
2,031,000	11,455	(16)	3/31/28	3.4855% — Annually	US SOFR — Annually	(11,396)
5,382,000	1,776	(20)	3/31/25	US SOFR — Annually	4.0905% — Annually	1,644
2,103,000	14,300	(28)	3/31/33	US SOFR — Annually	3.269% — Annually	14,181
3,303,000	12,849	(44)	4/4/33	US SOFR — Annually	3.2325% — Annually	12,805
5,650,000	5,424	(21)	4/4/25	US SOFR — Annually	4.113% — Annually	5,403
2,179,000	4,031	(29)	4/4/33	US SOFR — Annually	3.2085% — Annually	4,002
Total		$2,138,151	$(115,411)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$65,589,342	$68,147,058	$—	3/29/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$2,551,872
65,575,453	68,070,493	—	3/29/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(2,485,768)
Goldman Sachs International
94,763,827	99,298,502	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	4,607,771

70 Dynamic Asset Allocation Growth Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
$90,247,488	$92,582,201	$—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	$(2,452,260)
Upfront premium received		—		Unrealized appreciation		7,159,643
Upfront premium (paid)		—		Unrealized (depreciation)		(4,938,028)
Total		$—		Total	$2,221,615
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ON Semiconductor Corp.	Technology	10,706	$881,288	1.29%
Wix.com, Ltd. (Israel)	Technology	8,782	876,402	1.29%
Synopsys, Inc.	Technology	2,216	855,746	1.26%
Apollo Global Management, Inc.	Financials	13,531	854,615	1.25%
Booking Holdings, Inc.	Consumer cyclicals	322	854,185	1.25%
Manhattan Associates, Inc.	Technology	5,506	852,606	1.25%
ManpowerGroup, Inc.	Consumer staples	10,324	852,036	1.25%
Constellation Energy Corp.	Utilities and power	10,850	851,745	1.25%
Procore Technologies, Inc.	Technology	13,567	849,731	1.25%
Cadence Design Systems, Inc.	Technology	4,031	846,817	1.24%
Valero Energy Corp.	Energy	6,023	840,861	1.23%
Ulta Beauty, Inc.	Consumer staples	1,541	840,811	1.23%
Hologic, Inc.	Health care	10,393	838,738	1.23%
Toll Brothers, Inc.	Consumer cyclicals	13,910	835,041	1.23%
Textron, Inc.	Capital goods	11,775	831,695	1.22%
Targa Resources Corp.	Energy	11,289	823,502	1.21%
Autonation, Inc.	Consumer cyclicals	6,079	816,811	1.20%
Smartsheet, Inc. Class A	Technology	17,000	812,581	1.19%
Allison Transmission Holdings, Inc.	Capital goods	17,899	809,768	1.19%
Uber Technologies, Inc.	Consumer staples	25,504	808,473	1.19%
Gartner, Inc.	Consumer cyclicals	2,479	807,477	1.18%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	19,645	803,687	1.18%
MGIC Investment Corp.	Financials	58,992	791,668	1.16%
O’Reilly Automotive, Inc.	Consumer cyclicals	918	779,082	1.14%
Genuine Parts Co.	Consumer cyclicals	4,632	774,909	1.14%
General Motors Co.	Consumer cyclicals	21,070	772,842	1.13%
General Dynamics Corp.	Capital goods	3,343	762,830	1.12%
Johnson Controls International PLC	Capital goods	12,462	750,459	1.10%
Palo Alto Networks, Inc.	Technology	3,745	748,070	1.10%
Bio-Rad Laboratories, Inc. Class A	Health care	1,559	746,681	1.10%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	10,810	733,458	1.08%
Unum Group	Financials	18,418	728,625	1.07%

Dynamic Asset Allocation Growth Fund 71

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Pure Storage, Inc. Class A	Technology	28,284	$721,517	1.06%
Penske Automotive Group, Inc.	Consumer cyclicals	5,010	710,507	1.04%
Tapestry, Inc.	Consumer cyclicals	16,179	697,470	1.02%
Pinterest, Inc. Class A	Technology	24,421	665,973	0.98%
Marathon Oil Corp.	Energy	27,605	661,406	0.97%
American International Group, Inc.	Financials	13,109	660,170	0.97%
Expedia Group, Inc.	Consumer cyclicals	6,763	656,201	0.96%
Boyd Gaming Corp.	Consumer cyclicals	10,176	652,508	0.96%
Novocure, Ltd. (Jersey)	Health care	10,779	648,230	0.95%
NRG Energy, Inc.	Utilities and power	18,676	640,405	0.94%
Wintrust Financial Corp.	Financials	8,565	624,792	0.92%
Applied Materials, Inc.	Technology	5,012	615,595	0.90%
Live Nation Entertainment, Inc.	Consumer cyclicals	8,791	615,389	0.90%
East West Bancorp, Inc.	Financials	10,930	606,616	0.89%
Apartment Income REIT Corp.	Financials	16,797	601,495	0.88%
AMETEK, Inc.	Conglomerates	3,947	573,652	0.84%
eBay, Inc.	Technology	12,537	556,277	0.82%
Roku, Inc.	Technology	8,436	555,286	0.81%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Zoom Video Communications, Inc. Class A	Technology	11,949	$882,341	1.30%
Ceridian HCM Holding, Inc.	Technology	11,806	864,450	1.27%
Cooper Cos., Inc. (The)	Health care	2,309	861,950	1.27%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	8,768	861,193	1.27%
DoubleVerify Holdings, Inc.	Technology	28,517	859,779	1.26%
Wynn Resorts, Ltd.	Consumer cyclicals	7,639	854,934	1.26%
Paramount Global Class B	Consumer cyclicals	37,947	846,607	1.24%
Take-Two Interactive Software, Inc.	Technology	7,088	845,591	1.24%
NortonLifeLock, Inc.	Technology	49,042	841,565	1.24%
Ciena Corp.	Technology	15,971	838,784	1.23%
Texas Instruments, Inc.	Technology	4,504	837,770	1.23%
Berkshire Hathaway, Inc. Class B	Financials	2,709	836,466	1.23%
Five Below, Inc.	Consumer cyclicals	4,053	834,722	1.23%
DT Midstream, Inc.	Energy	16,880	833,356	1.22%
Amdocs, Ltd.	Technology	8,632	828,942	1.22%
BWX Technologies, Inc.	Capital goods	13,148	828,873	1.22%
IBM Corp.	Technology	6,281	823,420	1.21%
Exact Sciences Corp.	Health care	12,058	817,677	1.20%
Ball Corp.	Capital goods	14,505	799,374	1.17%
ICU Medical, Inc.	Health care	4,830	796,786	1.17%
Equifax, Inc.	Consumer cyclicals	3,889	788,873	1.16%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	12,073	788,360	1.16%
Jack Henry & Associates, Inc.	Technology	5,207	784,847	1.15%

72 Dynamic Asset Allocation Growth Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Carnival Corp.	Consumer cyclicals	75,843	$769,809	1.13%
General Electric Co.	Conglomerates	8,020	766,667	1.13%
TD SYNNEX Corp.	Technology	7,814	756,306	1.11%
Air Products & Chemicals, Inc.	Basic materials	2,611	749,884	1.10%
ZoomInfo Technologies, Inc. Class A	Technology	30,270	747,976	1.10%
T Rowe Price Group, Inc.	Financials	6,544	738,861	1.09%
Broadridge Financial Solutions, Inc.	Financials	5,031	737,461	1.08%
New York Community Bancorp, Inc.	Financials	80,808	730,503	1.07%
Stanley Black & Decker, Inc.	Consumer cyclicals	9,048	729,069	1.07%
Ross Stores, Inc.	Consumer cyclicals	6,797	721,394	1.06%
Tyler Technologies, Inc.	Technology	2,019	716,166	1.05%
RPM International, Inc.	Basic materials	8,188	714,331	1.05%
BioMarin Pharmaceutical, Inc.	Health care	7,309	710,712	1.04%
Polaris, Inc.	Consumer cyclicals	6,304	697,396	1.02%
Boston Beer Co., Inc. (The) Class A	Consumer staples	2,103	691,250	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	51,048	686,593	1.01%
NextEra Energy, Inc.	Utilities and power	8,534	657,802	0.97%
Welltower, Inc.	Financials	9,147	655,719	0.96%
Universal Health Services, Inc. Class B	Health care	5,138	653,076	0.96%
Domino’s Pizza, Inc.	Consumer staples	1,940	640,017	0.94%
Pioneer Natural Resources Co.	Energy	3,048	622,453	0.91%
Cabot Oil & Gas Corp.	Energy	24,591	603,451	0.89%
Digital Realty Trust, Inc.	Financials	5,949	584,799	0.86%
Thor Industries, Inc.	Consumer cyclicals	7,334	584,044	0.86%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	8,324	580,516	0.85%
PTC, Inc.	Technology	4,412	565,794	0.83%
CH Robinson Worldwide, Inc.	Transportation	5,635	559,910	0.82%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
E.ON SE (Germany)	Utilities and power	53,799	$672,169	0.68%
Iberdrola SA (Spain)	Utilities and power	51,832	646,757	0.65%
MSCI, Inc.	Technology	1,147	642,191	0.65%
Red Electrica Corporacion SA (Spain)	Utilities and power	35,681	627,995	0.63%
Hershey Co. (The)	Consumer staples	2,452	623,887	0.63%
Elisa OYJ (Finland)	Communication services	10,318	622,829	0.63%
Secom Co., Ltd. (Japan)	Consumer cyclicals	10,128	621,244	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	39,391	620,362	0.62%
PepsiCo, Inc.	Consumer staples	3,387	617,527	0.62%
Sekisui Chemical Co., Ltd. (Japan)	Financials	43,341	610,925	0.62%
GoDaddy, Inc. Class A	Technology	7,815	607,402	0.61%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	4,803	607,144	0.61%
Ferrari NV (Italy)	Consumer cyclicals	2,226	602,829	0.61%
Fortive Corp.	Capital goods	8,774	598,098	0.60%

Dynamic Asset Allocation Growth Fund 73

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Deutsche Lufthansa AG (Germany)	Transportation	53,628	$597,793	0.60%
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	108,408	590,782	0.59%
Toppan, Inc. (Japan)	Consumer cyclicals	29,463	589,969	0.59%
AT&T, Inc.	Communication services	30,403	585,253	0.59%
Diageo PLC (United Kingdom)	Consumer staples	13,061	583,643	0.59%
Exor NV (Netherlands)	Financials	7,034	579,613	0.58%
Exxon Mobil Corp.	Energy	5,270	577,943	0.58%
Garmin, Ltd.	Technology	5,717	576,954	0.58%
Eiffage SA (France)	Basic materials	5,320	576,513	0.58%
Keysight Technologies, Inc.	Technology	3,553	573,728	0.58%
Chevron Corp.	Energy	3,511	572,911	0.58%
Weyerhaeuser Co.	Basic materials	18,764	565,361	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	1,355	562,244	0.57%
3M Co.	Conglomerates	5,346	561,892	0.57%
VeriSign, Inc.	Technology	2,653	560,616	0.56%
Textron, Inc.	Capital goods	7,903	558,211	0.56%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	19,743	549,404	0.55%
VMware, Inc. Class A	Technology	4,399	549,162	0.55%
Verisk Analytics, Inc.	Consumer cyclicals	2,849	546,665	0.55%
Cummins, Inc.	Capital goods	2,274	543,319	0.55%
Philip Morris International, Inc.	Consumer staples	5,482	533,098	0.54%
Smiths Group PLC (United Kingdom)	Capital goods	24,899	528,441	0.53%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	21,074	525,054	0.53%
Keurig Dr Pepper, Inc.	Consumer staples	14,696	518,473	0.52%
NetApp, Inc.	Technology	7,950	507,612	0.51%
Carlsberg A/S Class B (Denmark)	Consumer staples	3,226	500,085	0.50%
Vinci SA (France)	Capital goods	4,351	499,782	0.50%
Accenture PLC Class A	Technology	1,747	499,370	0.50%
Nitto Denko Corp. (Japan)	Basic materials	7,727	496,412	0.50%
Telefonica SA (Spain)	Communication services	114,035	492,228	0.50%
SEI Investments Co.	Financials	8,457	486,680	0.49%
Hartford Financial Services Group, Inc. (The)	Financials	6,890	480,195	0.48%
Merck & Co., Inc.	Health care	4,462	474,678	0.48%
Colgate-Palmolive Co.	Consumer staples	6,173	463,903	0.47%
Agilent Technologies, Inc.	Technology	3,341	462,227	0.47%
Mettler-Toledo International, Inc.	Health care	300	459,134	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Enel SpA (Italy)	Utilities and power	98,384	$600,388	0.65%
Wilmar International, Ltd. (Singapore)	Basic materials	185,928	588,184	0.64%
Pernod Ricard SA (France)	Consumer staples	2,574	582,699	0.63%

74 Dynamic Asset Allocation Growth Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Air Liquide SA (France)	Basic materials	3,463	$579,193	0.63%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	29,948	578,777	0.63%
Orange SA (France)	Communication services	48,185	572,319	0.62%
Waste Connections, Inc.	Capital goods	4,111	571,739	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	40,298	570,593	0.62%
Duke Energy Corp.	Utilities and power	5,907	569,807	0.62%
Ferrovial SA (Spain)	Basic materials	19,379	569,325	0.61%
Visa, Inc. Class A	Financials	2,521	568,481	0.61%
T-Mobile US, Inc.	Communication services	3,887	563,012	0.61%
Reed Elsevier (United Kingdom)	Consumer cyclicals	16,893	545,561	0.59%
Equifax, Inc.	Consumer cyclicals	2,688	545,136	0.59%
Allianz SE (Germany)	Financials	2,346	541,385	0.58%
AXA SA (France)	Financials	17,462	533,362	0.58%
Heineken NV (Netherlands)	Consumer staples	4,958	532,605	0.58%
Bridgestone Corp. (Japan)	Consumer cyclicals	13,100	529,523	0.57%
Imperial Brands PLC (United Kingdom)	Consumer staples	22,701	522,005	0.56%
Moody’s Corp.	Consumer cyclicals	1,591	486,842	0.53%
ANA Holdings, Inc. (Japan)	Transportation	22,384	484,858	0.52%
D.R. Horton, Inc.	Consumer cyclicals	4,867	475,459	0.51%
Swisscom AG (Switzerland)	Communication services	739	471,003	0.51%
Ingersoll Rand, Inc.	Capital goods	8,069	469,463	0.51%
Berkshire Hathaway, Inc. Class B	Financials	1,517	468,542	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	9,036	467,808	0.51%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	74,592	462,760	0.50%
UPM-Kymmene OYJ (Finland)	Basic materials	13,771	462,215	0.50%
EssilorLuxottica SA (France)	Health care	2,562	461,155	0.50%
S&P Global, Inc.	Consumer cyclicals	1,334	459,777	0.50%
Cooper Cos., Inc. (The)	Health care	1,187	443,069	0.48%
ORIX Corp. (Japan)	Financials	26,854	440,196	0.48%
Kubota Corp. (Japan)	Capital goods	28,939	435,689	0.47%
United Parcel Service, Inc. Class B	Transportation	2,225	431,594	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	13,159	431,119	0.47%
Monster Beverage Corp.	Consumer staples	7,936	428,626	0.46%
STERIS PLC	Health care	2,240	428,527	0.46%
CGI Group, Inc. Class A (Canada)	Technology	4,436	427,478	0.46%
Coca-Cola Co. (The)	Consumer staples	6,846	424,676	0.46%
Masco Corp.	Consumer cyclicals	8,538	424,488	0.46%
Atmos Energy Corp.	Utilities and power	3,661	411,328	0.44%
Howmet Aerospace, Inc.	Capital goods	9,687	410,438	0.44%
Kyocera Corp. (Japan)	Technology	7,875	408,516	0.44%
CMS Energy Corp.	Utilities and power	6,630	406,932	0.44%
Southern Co. (The)	Utilities and power	5,719	397,946	0.43%
Westlake Corp.	Basic materials	3,429	397,699	0.43%

Dynamic Asset Allocation Growth Fund 75

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Keppel Corp., Ltd. (Singapore)	Capital goods	93,993	$397,640	0.43%
Royalty Pharma PLC Class A	Health care	10,872	391,728	0.42%
Toyota Industries Corp. (Japan)	Consumer cyclicals	6,907	382,371	0.41%
Acciona SA (Spain)	Basic materials	1,904	381,352	0.41%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$62	$573	$122	5/11/63	300 bp — Monthly	$(60)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB−/P	33,900	60,000	24,102	11/18/54	500 bp — Monthly	9,856
CMBX NA BB.6 Index	B+/P	39,593	186,357	78,493	5/11/63	500 bp — Monthly	(38,718)
CMBX NA BB.7 Index	B-/P	22,506	441,000	180,060	1/17/47	500 bp — Monthly	(153,139)
CMBX NA BB.9 Index	B/P	814	4,000	1,698	9/17/58	500 bp — Monthly	(880)
CMBX NA BB.9 Index	B/P	9,598	47,000	19,956	9/17/58	500 bp — Monthly	(10,312)
CMBX NA BBB−.10 Index	BB+/P	3,722	30,000	8,577	11/17/59	300 bp — Monthly	(4,837)
CMBX NA BBB−.10 Index	BB+/P	4,364	40,000	11,436	11/17/59	300 bp — Monthly	(7,049)
Credit Suisse International
CMBX NA A.7 Index	BBB+/P	3,286	79,000	6,170	1/17/47	200 bp — Monthly	(2,853)
CMBX NA BB.7 Index	B-/P	10,567	79,000	32,256	1/17/47	500 bp — Monthly	(21,612)
CMBX NA BBB−.7 Index	BB−/P	6,165	78,000	17,090	1/17/47	300 bp — Monthly	(10,879)
Goldman Sachs International
CMBX NA A.14 Index	A-/P	(17)	1,000	133	12/16/72	200 bp — Monthly	(150)
CMBX NA A.6 Index	A/P	101	783	136	5/11/63	200 bp — Monthly	(34)
CMBX NA A.6 Index	A/P	15	783	136	5/11/63	200 bp — Monthly	(120)
CMBX NA A.6 Index	A/P	394	2,350	407	5/11/63	200 bp — Monthly	(12)
CMBX NA A.6 Index	A/P	2,494	8,225	1,424	5/11/63	200 bp — Monthly	1,073
CMBX NA A.6 Index	A/P	711	9,008	1,559	5/11/63	200 bp — Monthly	(844)

76 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$(201)	$9,791	$1,695	5/11/63	200 bp — Monthly	$(1,892)
CMBX NA BBB−.14 Index	BBB−/P	315	7,000	1,968	12/16/72	300 bp — Monthly	(1,650)
CMBX NA BBB−.15 Index	BBB−/P	92	1,000	286	11/18/64	300 bp — Monthly	(193)
CMBX NA BBB−.15 Index	BBB−/P	89	1,000	286	11/18/64	300 bp — Monthly	(196)
CMBX NA BBB−.7 Index	BB−/P	30,086	382,000	83,696	1/17/47	300 bp — Monthly	(53,387)
JPMorgan Securities LLC
CMBX NA A.7 Index	BBB+/P	7,192	164,000	12,808	1/17/47	200 bp — Monthly	(5,553)
CMBX NA BB.10 Index	B/P	4,092	51,000	22,884	5/11/63	500 bp — Monthly	(18,742)
CMBX NA BB.6 Index	B+/P	4,633	6,077	2,560	5/11/63	500 bp — Monthly	2,080
CMBX NA BBB−.8 Index	BB/P	3,431	22,000	4,866	10/17/57	300 bp — Monthly	(1,423)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(1,074)	72,000	9,094	12/16/72	200 bp — Monthly	(10,139)
CMBX NA A.6 Index	A/P	3,018	13,316	2,305	5/11/63	200 bp — Monthly	718
CMBX NA BB.6 Index	B+/P	18,418	50,640	21,330	5/11/63	500 bp — Monthly	(2,862)
CMBX NA BB.6 Index	B+/P	36,963	101,281	42,660	5/11/63	500 bp — Monthly	(5,598)
Upfront premium received		246,621		Unrealized appreciation		13,727
Upfront premium (paid)		(1,292)		Unrealized (depreciation)		(353,134)
Total		$245,329		Total		$(339,407)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Growth Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(4,900)	$23,107	$4,000	5/11/63	(200 bp) — Monthly	$(910)
CMBX NA A.6 Index	(3,888)	15,666	2,712	5/11/63	(200 bp) — Monthly	(1,182)
CMBX NA A.6 Index	(410)	1,958	339	5/11/63	(200 bp) — Monthly	(72)
CMBX NA A.6 Index	(243)	1,175	203	5/11/63	(200 bp) — Monthly	(40)
CMBX NA A.6 Index	(164)	783	136	5/11/63	(200 bp) — Monthly	(29)
CMBX NA A.6 Index	(164)	783	136	5/11/63	(200 bp) — Monthly	(29)
CMBX NA A.6 Index	(81)	392	68	5/11/63	(200 bp) — Monthly	(13)
CMBX NA A.7 Index	(1,802)	243,000	18,978	1/17/47	(200 bp) — Monthly	17,082
CMBX NA BB.10 Index	(33,272)	138,000	61,921	11/17/59	(500 bp) — Monthly	28,514
CMBX NA BB.10 Index	(14,025)	55,000	24,679	11/17/59	(500 bp) — Monthly	10,600
CMBX NA BB.10 Index	(5,114)	49,000	21,986	11/17/59	(500 bp) — Monthly	16,825
CMBX NA BB.10 Index	(4,386)	40,000	17,948	11/17/59	(500 bp) — Monthly	13,523
CMBX NA BB.11 Index	(4,405)	34,000	13,658	11/18/54	(500 bp) — Monthly	9,220
CMBX NA BB.11 Index	(934)	18,000	7,231	11/18/54	(500 bp) — Monthly	6,279
CMBX NA BB.11 Index	(550)	8,000	3,214	11/18/54	(500 bp) — Monthly	2,656
CMBX NA BB.8 Index	(6,084)	47,351	22,345	10/17/57	(500 bp) — Monthly	16,215
CMBX NA BB.8 Index	(14,471)	40,587	19,153	10/17/57	(500 bp) — Monthly	4,642
CMBX NA BB.8 Index	(3,109)	8,697	4,104	10/17/57	(500 bp) — Monthly	987
CMBX NA BB.9 Index	(968)	24,000	10,190	9/17/58	(500 bp) — Monthly	9,200
CMBX NA BB.9 Index	(1,419)	22,000	9,341	9/17/58	(500 bp) — Monthly	7,900
CMBX NA BB.9 Index	(413)	4,000	1,698	9/17/58	(500 bp) — Monthly	1,282
CMBX NA BB.9 Index	(109)	3,000	1,274	9/17/58	(500 bp) — Monthly	1,162
CMBX NA BBB−.10 Index	(9,831)	33,000	9,435	11/17/59	(300 bp) — Monthly	(416)

78 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.10 Index	$(3,691)	$15,000	$4,289	11/17/59	(300 bp) — Monthly	$589
CMBX NA BBB−.10 Index	(477)	2,000	572	11/17/59	(300 bp) — Monthly	93
CMBX NA BBB−.12 Index	(53,304)	169,000	48,976	8/17/61	(300 bp) — Monthly	(4,426)
CMBX NA BBB−.12 Index	(17,576)	100,000	28,980	8/17/61	(300 bp) — Monthly	11,346
CMBX NA BBB−.12 Index	(16,701)	50,000	14,490	8/17/61	(300 bp) — Monthly	(2,240)
CMBX NA BBB−.12 Index	(14,060)	40,000	11,592	8/17/61	(300 bp) — Monthly	(2,492)
CMBX NA BBB−.12 Index	(5,946)	35,000	10,143	8/17/61	(300 bp) — Monthly	4,177
CMBX NA BBB−.12 Index	(11,982)	34,000	9,853	8/17/61	(300 bp) — Monthly	(2,149)
CMBX NA BBB−.12 Index	(6,318)	28,000	8,114	8/17/61	(300 bp) — Monthly	1,780
CMBX NA BBB−.12 Index	(5,137)	27,000	7,825	8/17/61	(300 bp) — Monthly	2,672
CMBX NA BBB−.12 Index	(2,710)	16,000	4,637	8/17/61	(300 bp) — Monthly	1,918
CMBX NA BBB−.14 Index	(224)	2,000	562	12/16/72	(300 bp) — Monthly	337
CMBX NA BBB−.14 Index	(112)	1,000	281	12/16/72	(300 bp) — Monthly	168
CMBX NA BBB−.14 Index	(199)	1,000	281	12/16/72	(300 bp) — Monthly	82
CMBX NA BBB−.6 Index	(64)	573	122	5/11/63	(300 bp) — Monthly	58
CMBX NA BBB−.8 Index	(13,950)	93,000	20,572	10/17/57	(300 bp) — Monthly	6,567
CMBX NA BBB−.8 Index	(8,186)	59,000	13,051	10/17/57	(300 bp) — Monthly	4,830
CMBX NA BBB−.8 Index	(4,163)	30,000	6,636	10/17/57	(300 bp) — Monthly	2,456
CMBX NA BBB−.8 Index	(2,845)	18,000	3,982	10/17/57	(300 bp) — Monthly	1,126
CMBX NA BBB−.8 Index	(1,598)	12,000	2,654	10/17/57	(300 bp) — Monthly	1,050
CMBX NA BBB−.8 Index	(1,145)	8,000	1,770	10/17/57	(300 bp) — Monthly	620
CMBX NA BBB−.9 Index	(4,732)	20,000	4,938	9/17/58	(300 bp) — Monthly	195

Dynamic Asset Allocation Growth Fund 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(13,476)	$101,000	$45,319	11/17/59	(500 bp) — Monthly	$31,745
CMBX NA BB.10 Index	(11,892)	100,000	44,870	11/17/59	(500 bp) — Monthly	32,881
CMBX NA BB.10 Index	(6,588)	53,000	23,781	11/17/59	(500 bp) — Monthly	17,142
CMBX NA BB.7 Index	(8,878)	339,629	143,052	5/11/63	(500 bp) — Monthly	133,840
CMBX NA BB.7 Index	(28,223)	153,000	62,470	1/17/47	(500 bp) — Monthly	34,098
CMBX NA BB.7 Index	(8,060)	49,000	20,007	1/17/47	(500 bp) — Monthly	11,899
CMBX NA BB.8 Index	(1,227)	6,764	3,192	10/17/57	(500 bp) — Monthly	1,959
Goldman Sachs International
CMBX NA BB.10 Index	(10,860)	48,000	21,538	11/17/59	(500 bp) — Monthly	10,631
CMBX NA BB.6 Index	(716)	4,726	1,991	5/11/63	(500 bp) — Monthly	1,270
CMBX NA BB.7 Index	(60,712)	299,000	122,082	1/17/47	(500 bp) — Monthly	61,079
CMBX NA BB.7 Index	(6,881)	42,000	17,149	1/17/47	(500 bp) — Monthly	10,226
CMBX NA BB.8 Index	(16,152)	44,452	20,977	10/17/57	(500 bp) — Monthly	4,782
CMBX NA BB.8 Index	(9,579)	25,125	11,857	10/17/57	(500 bp) — Monthly	2,254
CMBX NA BB.8 Index	(1,133)	9,664	4,560	10/17/57	(500 bp) — Monthly	3,418
CMBX NA BBB−.12 Index	(49,470)	276,000	79,985	8/17/61	(300 bp) — Monthly	30,354
CMBX NA BBB−.12 Index	(42,862)	240,000	69,552	8/17/61	(300 bp) — Monthly	26,550
JPMorgan Securities LLC
CMBX NA BB.7 Index	(7,834)	16,000	6,533	1/17/47	(500 bp) — Monthly	(1,317)
CMBX NA BBB−.10 Index	(41,611)	330,000	94,347	11/17/59	(300 bp) — Monthly	52,544
CMBX NA BBB−.14 Index	(122)	2,000	562	12/16/72	(300 bp) — Monthly	439
CMBX NA BBB−.7 Index	(96,249)	410,000	89,831	1/17/47	(300 bp) — Monthly	(6,661)
Merrill Lynch International
CMBX NA BB.10 Index	(5,519)	97,000	43,524	11/17/59	(500 bp) — Monthly	37,910
CMBX NA BBB−.10 Index	(12,134)	56,000	16,010	11/17/59	(300 bp) — Monthly	3,844

80 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Merrill Lynch International cont.
CMBX NA BBB−.9 Index	$(4,816)	$26,000	$6,419	9/17/58	(300 bp) — Monthly	$1,588
CMBX NA BBB−.9 Index	(371)	2,000	494	9/17/58	(300 bp) — Monthly	122
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(84)	392	68	5/11/63	(200 bp) — Monthly	(16)
CMBX NA BB.10 Index	(5,139)	49,000	21,986	11/17/59	(500 bp) — Monthly	16,800
CMBX NA BB.10 Index	(14,884)	49,000	21,986	11/17/59	(500 bp) — Monthly	7,055
CMBX NA BB.10 Index	(4,932)	21,000	9,423	11/17/59	(500 bp) — Monthly	4,470
CMBX NA BB.7 Index	(4,628)	24,000	9,799	1/17/47	(500 bp) — Monthly	5,148
CMBX NA BB.8 Index	(1,449)	3,865	1,824	10/17/57	(500 bp) — Monthly	371
CMBX NA BB.9 Index	(121)	3,000	1,274	9/17/58	(500 bp) — Monthly	1,150
CMBX NA BBB−.10 Index	(4,091)	39,000	11,150	11/17/59	(300 bp) — Monthly	7,036
CMBX NA BBB−.10 Index	(8,045)	33,000	9,435	11/17/59	(300 bp) — Monthly	1,370
CMBX NA BBB−.10 Index	(4,987)	23,000	6,576	11/17/59	(300 bp) — Monthly	1,575
CMBX NA BBB−.10 Index	(4,325)	20,000	5,718	11/17/59	(300 bp) — Monthly	1,381
CMBX NA BBB−.10 Index	(1,837)	8,000	2,287	11/17/59	(300 bp) — Monthly	446
CMBX NA BBB−.12 Index	(18,752)	144,000	41,731	8/17/61	(300 bp) — Monthly	22,896
CMBX NA BBB−.12 Index	(2,659)	8,000	2,318	8/17/61	(300 bp) — Monthly	(345)
CMBX NA BBB−.12 Index	(1,043)	5,000	1,449	8/17/61	(300 bp) — Monthly	403
CMBX NA BBB−.14 Index	(62)	1,000	281	12/16/72	(300 bp) — Monthly	218
CMBX NA BBB−.7 Index	(4,177)	41,000	8,983	1/17/47	(300 bp) — Monthly	4,782
CMBX NA BBB−.8 Index	(5,723)	45,000	9,954	10/17/57	(300 bp) — Monthly	4,204
CMBX NA BBB−.8 Index	(6,160)	44,000	9,733	10/17/57	(300 bp) — Monthly	3,547
CMBX NA BBB−.8 Index	(6,074)	43,000	9,512	10/17/57	(300 bp) — Monthly	3,413

Dynamic Asset Allocation Growth Fund 81

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.8 Index	$(3,011)	$22,000	$4,866	10/17/57	(300 bp) — Monthly	$1,842
CMBX NA BBB−.8 Index	(465)	3,000	664	10/17/57	(300 bp) — Monthly	197
Upfront premium received	—		Unrealized appreciation		785,030
Upfront premium (paid)	(833,875)		Unrealized (depreciation)		(22,337)
Total	$(833,875)		Total		$762,693
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 40 Index	B+/P	$5,234	$1,317,000	$19,439	6/20/28	500 bp — Quarterly	$25,221
CDX NA IG Series 40 Index	BBB+/P	(208,034)	24,000,000	275,040	6/20/28	100 bp — Quarterly	73,007
Total	$(202,800)		$98,228
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

82 Dynamic Asset Allocation Growth Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$49,396,935	$34,913,433	$—
Capital goods	67,109,319	15,993,214	—
Communication services	34,256,319	6,254,533	—
Conglomerates	6,364,750	8,804,098	—
Consumer cyclicals	186,731,343	74,076,854	—
Consumer staples	100,778,714	50,005,484	—
Energy	60,464,256	24,562,695	—
Financials	162,967,356	88,306,672	—
Health care	183,361,585	56,621,346	11,068
Miscellaneous	—	859,193	—
Technology	417,654,905	62,119,686	—
Transportation	23,282,689	7,659,543	—
Utilities and power	33,374,079	9,060,602	—
Total common stocks	1,325,742,250	439,237,353	11,068
Asset-backed securities	—	1,515,290	—
Collateralized loan obligations	—	18,164,729	—
Convertible bonds and notes	—	535,093	—
Convertible preferred stocks	—	3,469,144	—
Corporate bonds and notes	—	208,482,915	—
Foreign government and agency bonds and notes	—	9,067,673	—
Investment companies	1,148,956	—	—
Mortgage-backed securities	—	53,238,863	—
Purchased options outstanding	—	7,476	—
Senior loans	—	7,200,596	—
U.S. government and agency mortgage obligations	—	398,125,612	—
U.S. treasury obligations	—	217,716	—
Short-term investments	4,097,000	108,883,980	—
Totals by level	$1,330,988,206	$1,248,146,440	$11,068

Dynamic Asset Allocation Growth Fund 83

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,210,232)	$—
Futures contracts	(7,421,845)	—	—
Written options outstanding	—	(3,601)	—
TBA sale commitments	—	(216,925,363)	—
Interest rate swap contracts	—	(2,253,562)	—
Total return swap contracts	—	2,221,615	—
Credit default contracts	—	1,312,860	—
Totals by level	$(7,421,845)	$(216,858,283)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

84 Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $2,102,767,922)	$2,484,992,516
Affiliated issuers (identified cost $94,153,198) (Note 5)	94,153,198
Foreign currency (cost $441,464) (Note 1)	431,550
Dividends, interest and other receivables	7,355,194
Foreign tax reclaim	1,290,939
Receivable for shares of the fund sold	1,310,270
Receivable for investments sold	4,159,896
Receivable for sales of TBA securities (Note 1)	176,884,249
Receivable for variation margin on futures contracts (Note 1)	865,080
Receivable for variation margin on centrally cleared swap contracts (Note 1)	148,165
Unrealized appreciation on forward currency contracts (Note 1)	880,317
Unrealized appreciation on OTC swap contracts (Note 1)	7,958,400
Premium paid on OTC swap contracts (Note 1)	835,167
Deposits with Broker (Note 1)	4,468,294
Prepaid assets	65,800
Total assets	2,785,799,035

LIABILITIES
Payable to custodian	828,857
Payable for investments purchased	5,826,163
Payable for purchases of TBA securities (Note 1)	306,862,936
Payable for shares of the fund repurchased	3,843,153
Payable for compensation of Manager (Note 2)	1,102,335
Payable for custodian fees (Note 2)	123,659
Payable for investor servicing fees (Note 2)	489,540
Payable for Trustee compensation and expenses (Note 2)	348,132
Payable for administrative services (Note 2)	14,431
Payable for distribution fees (Note 2)	1,066,312
Payable for variation margin on futures contracts (Note 1)	2,932,216
Payable for variation margin on centrally cleared swap contracts (Note 1)	258,425
Unrealized depreciation on OTC swap contracts (Note 1)	5,313,499
Premium received on OTC swap contracts (Note 1)	246,621
Unrealized depreciation on forward currency contracts (Note 1)	2,090,549
Written options outstanding, at value (premiums $554,608) (Note 1)	3,601
TBA sale commitments, at value (proceeds receivable $215,438,437) (Note 1)	216,925,363
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	4,314,716
Other accrued expenses	628,643
Total liabilities	553,219,151

Net assets	$2,232,579,884

(Continued on next page)

Dynamic Asset Allocation Growth Fund 85

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,879,139,003
Total distributable earnings (Note 1)	353,440,881
Total — Representing net assets applicable to capital shares outstanding	$2,232,579,884

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,492,746,424 divided by 90,164,640 shares)	$16.56
Offering price per class A share (100/94.25 of $16.56)*	$17.57
Net asset value and offering price per class B share ($14,990,383 divided by 931,442 shares)**	$16.09
Net asset value and offering price per class C share ($145,958,647 divided by 9,604,917 shares)**	$15.20
Net asset value, offering price and redemption price per class P share
($24,621,527 divided by 1,464,364 shares)	$16.81
Net asset value, offering price and redemption price per class R share
($14,560,481 divided by 904,741 shares)	$16.09
Net asset value, offering price and redemption price per class R5 share
($4,213 divided by 249 shares)†	$16.94
Net asset value, offering price and redemption price per class R6 share
($305,353,568 divided by 18,141,612 shares)	$16.83
Net asset value, offering price and redemption price per class Y share
($234,344,641 divided by 13,949,708 shares)	$16.80

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

86 Dynamic Asset Allocation Growth Fund

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $623,311)	$16,970,211
Interest (including interest income of $2,894,480 from investments in affiliated issuers) (Note 5)	13,192,500
Total investment income	30,162,711

EXPENSES
Compensation of Manager (Note 2)	7,117,855
Investor servicing fees (Note 2)	1,490,643
Custodian fees (Note 2)	164,072
Trustee compensation and expenses (Note 2)	67,185
Distribution fees (Note 2)	2,682,990
Administrative services (Note 2)	54,697
Other	450,211
Total expenses	12,027,653
Expense reduction (Note 2)	(12,427)
Net expenses	12,015,226

Net investment income	18,147,485

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $40,616) (Notes 1 and 3)	(3,198,710)
Foreign currency transactions (Note 1)	62,309
Forward currency contracts (Note 1)	(158,070)
Futures contracts (Note 1)	7,229,268
Swap contracts (Note 1)	(1,739,459)
Net increase from payments by affiliates (Note 2)	616,170
Total net realized gain	2,811,508
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments
(net of decrease in deferred foreign taxes of $342,311)	304,430,749
Assets and liabilities in foreign currencies	(213,726)
Forward currency contracts	(1,313,918)
Futures contracts	(11,444,662)
Swap contracts	400,550
Written options	551,007
Total change in net unrealized appreciation	292,410,000

Net gain on investments	295,221,508

Net increase in net assets resulting from operations	$313,368,993

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 87

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$18,147,485	$32,002,134
Net realized gain on investments
and foreign currency transactions	2,811,508	31,685,770
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	292,410,000	(597,861,490)
Net increase (decrease) in net assets resulting
from operations	313,368,993	(534,173,586)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,764,179)	(27,310,209)
Class B	—	(196,807)
Class C	—	(1,848,604)
Class P	(3,376,282)	(6,434,521)
Class R	(60,270)	(271,796)
Class R5	—	(274,097)
Class R6	(3,084,759)	(7,275,396)
Class Y	(2,151,365)	(5,295,251)
Net realized short-term gain on investments
Class A	—	(68,166,539)
Class B	—	(1,151,654)
Class C	—	(8,701,657)
Class P	—	(12,722,794)
Class R	—	(842,933)
Class R5	—	(593,576)
Class R6	—	(14,888,492)
Class Y	—	(11,406,907)
From net realized long-term gain on investments
Class A	(14,646,130)	(142,212,700)
Class B	(177,057)	(2,402,642)
Class C	(1,661,578)	(18,153,866)
Class P	(3,118,010)	(26,542,976)
Class R	(160,060)	(1,758,571)
Class R5	(8,887)	(1,238,351)
Class R6	(2,992,401)	(31,061,174)
Class Y	(2,323,474)	(23,797,701)
Increase (decrease) from capital share transactions (Note 4)	(365,572,567)	214,630,867
Total decrease in net assets	(95,728,026)	(734,091,933)

NET ASSETS
Beginning of period	2,328,307,910	3,062,399,843
End of period	$2,232,579,884	$2,328,307,910

*Unaudited.

The accompanying notes are an integral part of these financial statements.

88 Dynamic Asset Allocation Growth Fund

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Dynamic Asset Allocation Growth Fund 89

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2023**	$14.82	.12	1.89	2.01	(.11)	(.16)	(.27)	$16.56	13.66*	$1,492,746	.53*	.74*	111*
September 30, 2022	20.95	.19	(3.46)	(3.27)	(.33)	(2.53)	(2.86)	14.82	(18.53)	1,352,591	1.03	1.08	171
September 30, 2021	16.98	.15	3.91	4.06	(.09)	—	(.09)	20.95	23.97	1,762,933	1.02	.77	168
September 30, 2020	15.91	.18	1.15	1.33	(.26)	—	(.26)	16.98	8.40	1,548,612	1.05	1.16	194
September 30, 2019	17.77	.27	(.68)	(.41)	(.18)	(1.27)	(1.45)	15.91	(1.25)	1,546,131	1.06	1.73	117
September 30, 2018	17.83	.26	1.43	1.69	(.33)	(1.42)	(1.75)	17.77	9.85	1,689,770	1.07	1.51	109
Class B
March 31, 2023**	$14.37	.05	1.83	1.88	—	(.16)	(.16)	$16.09	13.16*	$14,990	.90 *	.33*	111*
September 30, 2022	20.35	.05	(3.36)	(3.31)	(.14)	(2.53)	(2.67)	14.37	(19.12)	17,493	1.78	.27	171
September 30, 2021	16.54	—[e]	3.81	3.81	—	—	—	20.35	23.04	31,070	1.77	.01	168
September 30, 2020	15.49	.06	1.11	1.17	(.12)	—	(.12)	16.54	7.58	35,437	1.80	.40	194
September 30, 2019	17.29	.15	(.65)	(.50)	(.03)	(1.27)	(1.30)	15.49	(1.98)	45,144	1.81	.96	117
September 30, 2018	17.37	.12	1.40	1.52	(.18)	(1.42)	(1.60)	17.29	9.06	60,391	1.82	.73	109
Class C
March 31, 2023**	$13.57	.05	1.74	1.79	—	(.16)	(.16)	$15.20	13.27*	$145,959	.90 *	.36*	111*
September 30, 2022	19.40	.05	(3.18)	(3.13)	(.17)	(2.53)	(2.70)	13.57	(19.16)	144,712	1.78	.32	171
September 30, 2021	15.77	—[e]	3.63	3.63	—	—	—	19.40	23.02	213,419	1.77	.03	168
September 30, 2020	14.79	.06	1.07	1.13	(.15)	—	(.15)	15.77	7.63	208,217	1.80	.41	194
September 30, 2019	16.61	.14	(.64)	(.50)	(.05)	(1.27)	(1.32)	14.79	(2.05)	227,681	1.81	.97	117
September 30, 2018	16.78	.12	1.34	1.46	(.21)	(1.42)	(1.63)	16.61	9.06	267,363	1.82	.74	109
Class P
March 31, 2023**	$15.08	.13	1.94	2.07	(.18)	(.16)	(.34)	$16.81	13.83*	$24,622	.33*	.83*	111*
September 30, 2022	21.29	.27	(3.54)	(3.27)	(.41)	(2.53)	(2.94)	15.08	(18.29)	285,584.65		1.47	171
September 30, 2021	17.25	.23	3.97	4.20	(.16)	—	(.16)	21.29	24.45	323,609.64		1.16	168
September 30, 2020	16.16	.25	1.17	1.42	(.33)	—	(.33)	17.25	8.82	274,824.65		1.56	194
September 30, 2019	18.04	.34	(.70)	(.36)	(.25)	(1.27)	(1.52)	16.16	(.87)	258,038.65		2.15	117
September 30, 2018	18.07	.34	1.45	1.79	(.40)	(1.42)	(1.82)	18.04	10.34	261,163.66		1.92	109
Class R
March 31, 2023**	$14.39	.09	1.83	1.92	(.06)	(.16)	(.22)	$16.09	13.45*	$14,560	.65*	.61*	111*
September 30, 2022	20.40	.14	(3.36)	(3.22)	(.26)	(2.53)	(2.79)	14.39	(18.71)	14,349	1.28	.80	171
September 30, 2021	16.52	.10	3.81	3.91	(.03)	—	(.03)	20.40	23.68	23,901	1.27	.52	168
September 30, 2020	15.49	.14	1.11	1.25	(.22)	—	(.22)	16.52	8.10	22,172	1.30	.92	194
September 30, 2019	17.34	.22	(.66)	(.44)	(.14)	(1.27)	(1.41)	15.49	(1.52)	28,351	1.31	1.47	117
September 30, 2018	17.45	.22	1.39	1.61	(.30)	(1.42)	(1.72)	17.34	9.59	33,615	1.32	1.26	109

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

90 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 91

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2023**	$15.04	.13	1.93	2.06	—	(.16)	(.16)	$16.94	13.77*	$4	.40*	.79*	111*
September 30, 2022	21.22	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.04	(18.32)	11,893.79		1.32	171
September 30, 2021	17.20	.21	3.94	4.15	(.13)	—	(.13)	21.22	24.24	15,534.78		1.02	168
September 30, 2020	16.11	.23	1.16	1.39	(.30)	—	(.30)	17.20	8.70	13,979.79		1.43	194
September 30, 2019	17.98	.32	(.69)	(.37)	(.23)	(1.27)	(1.50)	16.11	(.98)	15,464.79		1.99	117
September 30, 2018	18.04	.32	1.43	1.75	(.39)	(1.42)	(1.81)	17.98	10.13	17,967.80		1.79	109
Class R6
March 31, 2023**	$15.09	.15	1.92	2.07	(.17)	(.16)	(.33)	$16.83	13.83*	$305,354	.35*	.91*	111*
September 30, 2022	21.29	.26	(3.53)	(3.27)	(.40)	(2.53)	(2.93)	15.09	(18.27)	280,296.69		1.42	171
September 30, 2021	17.25	.23	3.96	4.19	(.15)	—	(.15)	21.29	24.41	390,780.68		1.12	168
September 30, 2020	16.16	.25	1.16	1.41	(.32)	—	(.32)	17.25	8.79	353,696.69		1.52	194
September 30, 2019	18.04	.34	(.70)	(.36)	(.25)	(1.27)	(1.52)	16.16	(.91)	307,909.69		2.11	117
September 30, 2018	18.07	.33	1.45	1.78	(.39)	(1.42)	(1.81)	18.04	10.30	301,016.70		1.89	109
Class Y
March 31, 2023**	$15.06	.14	1.91	2.05	(.15)	(.16)	(.31)	$16.80	13.74*	$234,345	.40*	.86*	111*
September 30, 2022	21.24	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.06	(18.29)	221,391.78		1.32	171
September 30, 2021	17.21	.21	3.95	4.16	(.13)	—	(.13)	21.24	24.27	301,154.77		1.03	168
September 30, 2020	16.12	.23	1.16	1.39	(.30)	—	(.30)	17.21	8.67	271,142.80		1.41	194
September 30, 2019	17.99	.31	(.68)	(.37)	(.23)	(1.27)	(1.50)	16.12	(.99)	328,736.81		1.98	117
September 30, 2018	18.03	.31	1.44	1.75	(.37)	(1.42)	(1.79)	17.99	10.14	347,654.82		1.77	109

*Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

92 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 93

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class P∆	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

∆ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

94 Dynamic Asset Allocation Growth Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments,

Dynamic Asset Allocation Growth Fund 95

including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received

96 Dynamic Asset Allocation Growth Fund

or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Dynamic Asset Allocation Growth Fund 97

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At the close of the reporting period, the fund has deposited cash valued at $4,468,294 in a segregated account to cover margin requirements on open swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

98 Dynamic Asset Allocation Growth Fund

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

Dynamic Asset Allocation Growth Fund 99

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,050,187 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $1,139,463 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JP Morgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million, ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

100 Dynamic Asset Allocation Growth Fund

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,020,921,379, resulting in gross unrealized appreciation and depreciation of $437,834,415 and $103,890,208, respectively, or net unrealized appreciation of $333,944,207.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,	0.550%	of the next $50 billion,
0.700%	of the next $5 billion,	0.530%	of the next $50 billion,
0.650%	of the next $10 billion,	0.520%	of the next $100 billion and
0.600%	of the next $10 billion,	0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.296% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and

Dynamic Asset Allocation Growth Fund 101

asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

Putnam Management voluntarily reimbursed the fund $616,170 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,088,911	Class R	11,181
Class B	12,469	Class R5	3,541
Class C	112,251	Class R6	74,948
Class P	11,756	Class Y	175,586
		Total	$1,490,643

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $12,427 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $2,223, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to

102 Dynamic Asset Allocation Growth Fund

Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,814,519
Class B	1.00%	1.00%	83,081
Class C	1.00%	1.00%	748,145
Class R	1.00%	0.50%	37,245
Total			$2,682,990

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $89,087 from the sale of class A shares and received $67 and $1,593 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,062 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,627,462,146	$2,976,604,311
U.S. government securities (Long-term)	—	—
Total	$2,627,462,146	$2,976,604,311

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	2,292,850	$36,748,500	4,701,536	$85,429,246
Shares issued in connection with
reinvestment of distributions	1,509,844	23,689,444	12,246,134	230,349,774
	3,802,694	60,437,944	16,947,670	315,779,020
Shares repurchased	(4,900,612)	(78,520,947)	(9,834,687)	(177,226,776)
Net increase (decrease)	(1,097,918)	$(18,083,003)	7,112,983	$138,552,244

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	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	5,676	$89,072	16,976	$309,083
Shares issued in connection with
reinvestment of distributions	11,521	176,160	201,807	3,701,134
	17,197	265,232	218,783	4,010,217
Shares repurchased	(303,336)	(4,719,228)	(528,028)	(9,407,075)
Net decrease	(286,139)	$(4,453,996)	(309,245)	$(5,396,858)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	477,999	$7,007,263	1,136,498	$19,058,832
Shares issued in connection with
reinvestment of distributions	114,683	1,656,016	1,649,114	28,579,154
	592,682	8,663,279	2,785,612	47,637,986
Shares repurchased	(1,648,440)	(24,326,239)	(3,125,478)	(51,737,710)
Net decrease	(1,055,758)	$(15,662,960)	(339,866)	$(4,099,724)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class P	Shares	Amount	Shares	Amount
Shares sold	2,570,190	$41,663,734	7,321,268	$131,847,053
Shares issued in connection with
reinvestment of distributions	407,933	6,494,292	2,392,652	45,699,657
	2,978,123	48,158,026	9,713,920	177,546,710
Shares repurchased	(20,449,095)	(341,447,383)	(5,980,029)	(107,608,659)
Net increase (decrease)	(17,470,972)	$(293,289,357)	3,733,891	$69,938,051

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	48,447	$753,258	114,436	$2,009,295
Shares issued in connection with
reinvestment of distributions	14,373	219,469	155,809	2,851,306
	62,820	972,727	270,245	4,860,601
Shares repurchased	(155,358)	(2,414,672)	(444,455)	(8,092,488)
Net decrease	(92,538)	$(1,441,945)	(174,210)	$(3,231,887)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	7,665	$122,053	47,818	$870,795
Shares issued in connection with
reinvestment of distributions	554	8,887	110,551	2,105,995
	8,219	130,940	158,369	2,976,790
Shares repurchased	(798,639)	(13,428,278)	(99,620)	(1,832,468)
Net increase (decrease)	(790,420)	$(13,297,338)	58,749	$1,144,322

104 Dynamic Asset Allocation Growth Fund

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,721,900	$28,454,887	2,654,560	$48,782,453
Shares issued in connection with
reinvestment of distributions	376,849	6,006,976	2,758,486	52,687,081
	2,098,749	34,461,863	5,413,046	101,469,534
Shares repurchased	(2,529,064)	(41,391,033)	(5,198,053)	(94,534,287)
Net increase (decrease)	(430,315)	$(6,929,170)	214,993	$6,935,247

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,659,207	$26,930,952	3,535,831	$65,253,210
Shares issued in connection with
reinvestment of distributions	272,123	4,329,472	2,044,328	38,985,344
	1,931,330	31,260,424	5,580,159	104,238,554
Shares repurchased	(2,686,595)	(43,675,222)	(5,053,380)	(93,449,082)
Net increase (decrease)	(755,265)	$(12,414,798)	526,779	$10,789,472

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$148,416,010	$140,673,722	$194,936,534	$2,894,480	$94,153,198
Total Short-term
investments	$148,416,010	$140,673,722	$194,936,534	$2,894,480	$94,153,198

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited

Dynamic Asset Allocation Growth Fund 105

exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$37,000
Written equity option contracts (contract amount)	$37,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$136,900,000
Centrally cleared interest rate swap contracts (notional)	$255,100,000
OTC total return swap contracts (notional)	$339,700,000
OTC credit default contracts (notional)	$7,200,000
Centrally cleared credit default contracts (notional)	$39,300,000

106 Dynamic Asset Allocation Growth Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$1,897,596*	Payables	$584,736
Foreign exchange
contracts	Receivables	880,317	Payables	2,090,549
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	8,822,559*	Unrealized depreciation	17,326,490*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	3,890,629*	Unrealized depreciation	2,836,615*
Total		$15,491,101		$22,838,390

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$530,656	$530,656
Foreign exchange
contracts	—	(158,070)	—	$(158,070)
Equity contracts	13,022,934	—	(413,059)	$12,609,875
Interest rate contracts	(5,793,666)	—	(1,857,056)	$(7,650,722)
Total	$7,229,268	$(158,070)	$(1,739,459)	$5,331,739

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$909,052	$909,052
Foreign exchange contracts	—	—	(1,313,918)	—	$(1,313,918)
Equity contracts	(212,205)	(21,223,158)	—	(435,296)	$(21,870,659)
Interest rate contracts	—	9,778,496	—	(73,206)	$9,705,290
Total	$(212,205)	$(11,444,662)	$(1,313,918)	$400,550	$(12,570,235)

Dynamic Asset Allocation Growth Fund 107

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N. A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$120,369	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$120,369
OTC Total return swap contracts*#	—	2,551,872	—	—	—	—	—	4,607,771	—	—	—	—	—	—	—	—	7,159,643
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	458,015	341,908	348,929	—	190,821	66,304	190,591	—	—	—	—	1,596,568
Centrally cleared credit
default contracts§	—	—	27,796	—	—	—	—	—	—	—	—	—	—	—	—	—	27,796
Futures contracts§	—	—	—	358,650	—	—	—	—	—	506,430	—	—	—	—	—	—	865,080
Forward currency contracts#	—	—	—	—	—	—	—	—	107,364	—	—	121,640	238,810	262,832	—	149,671	880,317
Purchased options**#	—	—	—	—	7,476	—	—	—	—	—	—	—	—	—	—	—	7,476
Total Assets	$—	$2,551,872	$148,165	$358,650	$7,476	$458,015	$341,908	$4,956,700	$107,364	$697,251	$66,304	$312,231	$238,810	$262,832	$—	$149,671	$10,657,249
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	258,425	—	—	—	—	—	—	—	—	—	—	—	—	—	258,425
OTC Total return swap contracts*#	—	2,485,768	—	—	—	—	—	2,452,260	—	—	—	—	—	—	—	—	4,938,028
OTC Credit default contracts —
protection sold *#	122	—	—	—	—	319,576	55,362	91,484	—	42,986	—	75,206	—	—	—	—	584,736
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	2,917,583	—	—	—	—	—	14,633	—	—	—	—	—	—	2,932,216
Forward currency contracts#	371,604	—	—	—	183,829	—	—	147,678	110,716	—	—	475,180	218,825	176,046	239,259	167,412	2,090,549
Written options#	—	—	—	—	3,601	—	—	—	—	—	—	—	—	—	—	—	3,601
Total Liabilities	$371,726	$2,485,768	$258,425	$2,917,583	$187,430	$319,576	$55,362	$2,691,422	$110,716	$57,619	$—	$550,386	$218,825	$176,046	$239,259	$167,412	$10,807,555
Total Financial and Derivative
Net Assets	$(371,726)	$66,104	$(110,260)	$(2,558,933)	$(179,954)	$138,439	$286,546	$2,265,278	$(3,352)	$639,632	$66,304	$(238,155)	$19,985	$86,786	$(239,259)	$(17,741)	$(150,306)
Total collateral received (pledged)†##	$(322,704)	$(241,314)	$—	$—	$(141,310)	$110,000	$260,000	$2,265,278	$—	$130,000	$66,304	$(222,108)	$—	$86,786	$(212,027)	$—
Net amount	$(49,022)	$307,418	$(110,260)	$(2,558,933)	$(38,644)	$28,439	$26,546	$—	$(3,352)	$509,632	$—	$(16,047)	$19,985	$—	$(27,232)	$(17,741)

108 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 109

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N. A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$782,000	$260,000	$2,270,000	$—	$785,000	$85,067	$—	$—	$132,649	$—	$—	$4,314,716
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(322,704)	$(241,314)	$—	$—	$(141,310)	$—	$—	$—	$—	$—	$—	$(222,108)	$—	$—	$(212,027)	$—	$(1,139,463)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $13,399,003 and $4,468,294, respectively.

110 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 111

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

112 Dynamic Asset Allocation Growth Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisors	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street		Alan G. McCormack
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Derivatives Risk Manager
Marketing Services	President
Putnam Retail Management		Denere P. Poulack
Limited Partnership	James F. Clark	Assistant Vice President,
100 Federal Street	Vice President, Chief Compliance	Assistant Clerk, and
Boston, MA 02110	Officer, and Chief Risk Officer	Assistant Treasurer

Custodian	Michael J. Higgins	Janet C. Smith
State Street Bank	Vice President, Treasurer,	Vice President,
and Trust Company	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
Legal Counsel	Jonathan S. Horwitz	and Assistant Treasurer
Ropes & Gray LLP	Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023